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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08365

Select Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 3 of its series, Evergreen Adjustable Rate Fund, Evergreen Limited Duration Fund and Evergreen Short Intermediate Bond Fund, for the year ended December 31, 2004. These 3 series have a June 30 fiscal year end.

Date of reporting period: December 31, 2004

Item 1 - Reports to Stockholders.

Evergreen Adjustable Rate Fund

Evergreen

ADJUSTABLE RATE FUND

Semiannual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
29	STATEMENT OF ASSETS AND LIABILITIES
30	STATEMENT OF OPERATIONS
31	STATEMENTS OF CHANGES IN NET ASSETS
32	NOTES TO FINANCIAL STATEMENTS
40	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Adjustable Rate Fund, which covers the six-month period ended December 31, 2004.

As we entered the investment period, our fixed income portfolio management teams had to make decisions against the backdrop of a softening economy and a Federal Reserve ("Fed") that seemed determined to raise interest rates. While economic growth and payroll increases were coming in below expectations, energy prices were climbing and various measures of consumer inflation began to experience upward pressures. Monetary policymakers had been clear in their intentions to gradually raise interest rates, and they delivered with a largely expected 25 basis point increase in the federal funds rate on June 30th. After more than three years of excessive policy accommodation, interest rates were finally headed higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise.

Considering the moderation in Gross Domestic Product ("GDP") and the fact that the federal funds rate was below the inflation rate, we based our decisions on a gradual tightening of monetary policy.

The period began with a mixed message on the economy. After having climbed by more than 5% over the previous twelve months, GDP was off to a slower start in the second half of 2004. Yet the surge in payrolls during the spring had placed upward pressure on market yields. The bond market had obviously sent investors a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage

LETTER TO SHAREHOLDERS continued

inflation had sent market yields dramatically higher. Additionally, monetary policymakers began the period with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, interest rate concerns were exacerbated by the rise in gasoline prices and the potential impact on future inflation.

As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the fixed income markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably as the investment period progressed to the prospects of only slightly higher interest rates. Fed officials had also been making the rounds in speeches reiterating their intentions to remain "measured" in their approach to monetary policy. The pace of GDP and employment growth had also moderated, and the inflation fears of early summer had begun to dissipate. Indeed, despite the rise in oil prices, inflation reports were less threatening, suggesting that oil would ultimately prove a drag on economic growth. In addition, other factors helped drive market yields lower. The uncertain geopolitical environment resulted in higher demand for fixed income securities, and "safe haven" investing enabled prices to firm for many U.S. Treasuries and other fixed income securities. Foreign central bank intervention, in defense of their currencies, also helped drive market yields lower during the investment period.

The combination of these factors resulted in a flattening of the yield curve, with short rates rising faster than those for longer dated maturities. Our fixed income portfolio teams maintained neutral to defensive strategies throughout the investment period, emphasizing fundamentals such as duration, credit quality, and security selection when making portfolio decisions.

LETTER TO SHAREHOLDERS continued

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Lisa Brown-Premo

Customized Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/1/1991

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/30/2000	6/30/2000	6/30/2000	10/1/1991	5/23/1994

Nasdaq symbol	ESAAX	ESABX	ESACX	EKIZX	ESARX

6-month return with
sales charge	-2.18%	-4.21%	-0.22%	N/A	N/A

6-month return w/o
sales charge	1.13%	0.77%	0.77%	1.28%	1.15%

Average annual return*

1-year with sales charge	-1.54%	-3.88%	0.06%	N/A	N/A

1-year w/o sales charge	1.76%	1.05%	1.05%	2.07%	1.81%

5-year	3.81%	3.47%	3.81%	4.75%	4.49%

10-year	5.15%	5.15%	5.15%	5.63%	5.37%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, I or IS shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge for each class of shares is as follows: 3.25% for Class A, 5.00% for Class B and 1.00% for Class C. Class I and Class IS are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Adjustable Rate Fund Class A shares, versus a similar investment in the Lehman 6-Month Treasury Bill Index (Lehman 6-Mo. T-Bill) and the Consumer Price Index (CPI).

The Lehman 6-Mo. T-Bill is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of December 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class A	$1,000.00	$1,011.29	$3.35
Class B	$1,000.00	$1,007.73	$7.19
Class C	$1,000.00	$1,007.73	$7.19
Class I	$1,000.00	$1,012.81	$2.13
Class IS	$1,000.00	$1,011.54	$3.40
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,021.88	$3.36
Class B	$1,000.00	$1,018.05	$7.22
Class C	$1,000.00	$1,018.05	$7.22
Class I	$1,000.00	$1,023.09	$2.14
Class IS	$1,000.00	$1,021.83	$3.41

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.66% for Class A, 1.42% for Class B, 1.42% for Class C, 0.42% for Class I and 0.67% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended				Year Ended
	December 31,	Year Ended June 30,			September 30,
	2004
CLASS A	(unaudited)	2004	2003	2002 [1]	2001	2000 [2]

Net asset value, beginning of period	$ 9.45	$ 9.63	$9.68	$ 9.68	$ 9.52	$ 9.54

Income from investment operations
Net investment income	0.09	0.15 [3]	0.28	0.32 [3]	0.54 [3]	0.16
Net realized and unrealized gains or losses on securities	0.02	(0.03)	0.02	0.02	0.24	(0.02)

Total from investment operations	0.11	0.12	0.30	0.34	0.78	0.14

Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.35)	(0.34)	(0.62)	(0.16)

Net asset value, end of period	$ 9.41	$ 9.45	$9.63	$ 9.68	$ 9.68	$ 9.52

Total return [4]	1.13%	1.22%	3.11%	3.62%	8.46%	1.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,084,798	$1,301,464	$2,102,065	$742,779	$190,055	$26,552
Ratios to average net assets
Expenses [5]	0.66% [6]	0.70%	0.68%	0.64% [6]	0.69%	0.71% [6]
Net investment income	1.97% [6]	1.62%	2.42%	4.43% [6]	5.70%	6.54% [6]
Portfolio turnover rate	4%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

3 Net investment income per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended				Year Ended
	December 31,	Year Ended June 30,			September 30,
	2004
CLASS B	(unaudited)	2004	2003	2002 [1]	2001	2000 [2]

Net asset value, beginning of period	$9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.54

Income from investment operations
Net investment income	0.04	0.09 [3]	0.19	0.26 [3]	0.44 [3]	0.14
Net realized and unrealized gains or losses on securities	0.03	(0.04)	0.03	0.03	0.27	(0.02)

Total from investment operations	0.07	0.05	0.22	0.29	0.71	0.12

Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.27)	(0.29)	(0.55)	(0.14)

Net asset value, end of period	$9.41	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52

Total return [4]	0.77%	0.52%	2.34%	3.04%	7.65%	1.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$658,045	$743,172	$945,625	$547,224	$173,276	$5,067
Ratios to average net assets
Expenses [5]	1.42% [6]	1.41%	1.43%	1.45% [6]	1.49%	1.50% [6]
Net investment income	1.21% [6]	0.91%	1.71%	3.63% [6]	4.61%	5.73% [6]
Portfolio turnover rate	4%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.
2 For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.
3 Net investment income per share is based on average shares outstanding during the period.
4 Excluding applicable sales charges
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended				Year Ended
	December 31,	Year Ended June 30,			September 30,
	2004
CLASS C	(unaudited)	2004	2003	2002 [1]	2001	2000 [2]

Net asset value, beginning of period	$ 9.45	$ 9.63	$9.68	$ 9.68	$ 9.52	$ 9.54

Income from investment operations
Net investment income	0.04	0.09 [3]	0.19	0.26 [3]	0.41 [3]	0.14
Net realized and unrealized gains or losses on securities	0.03	(0.04)	0.03	0.03	0.30	(0.02)

Total from investment operations	0.07	0.05	0.22	0.29	0.71	0.12

Distributions to shareholders from
Net investment income	(0.11)	(0.23)	(0.27)	(0.29)	(0.55)	(0.14)

Net asset value, end of period	$ 9.41	$ 9.45	$9.63	$ 9.68	$ 9.68	$ 9.52

Total return [4]	0.77%	0.52%	2.34%	3.04%	7.65%	1.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,601,049	$1,966,006	$2,824,812	$1,510,835	$348,002	$3,699
Ratios to average net assets
Expenses [5]	1.42% [6]	1.41%	1.43%	1.45% [6]	1.48%	1.50% [6]
Net investment income	1.20% [6]	0.91%	1.70%	3.60% [6]	4.40%	5.73% [6]
Portfolio turnover rate	4%	32%	14%	3%	13%	74%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 For the period from June 30, 2000 (commencement of class operations), to September 30, 2000.

3 Net investment income per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,			Year Ended September 30,
	2004
CLASS I	(unaudited)	2004	2003	2002 [1]	2001	2000	1999

Net asset value, beginning of period	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.56	$ 9.68

Income from investment operations
Net investment income	0.11	0.18 [2]	0.33	0.33 [2]	0.59 [2]	0.61	0.59
Net realized and unrealized gains
or losses on securities	0.01	(0.04)	(0.01) [3]	0.03	0.21	(0.05)	(0.12)

Total from investment operations	0.12	0.14	0.32	0.36	0.80	0.56	0.47

Distributions to shareholders from
Net investment income	(0.16)	(0.32)	(0.37)	(0.36)	(0.64)	(0.60)	(0.59)

Net asset value, end of period	$ 9.41	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.56

Total return	1.28%	1.53%	3.36%	3.81%	8.73%	6.05%	4.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,490,796	$2,722,219	$2,732,661	$419,486	$140,979	$32,787	$36,033
Ratios to average net assets
Expenses [4]	0.42% [5]	0.41%	0.44%	0.45% [5]	0.50%	0.43%	0.30%
Net investment income	2.13% [5]	1.91%	2.65%	4.63% [5]	6.17%	6.43%	6.11%
Portfolio turnover rate	4%	32%	14%	3%	13%	74%	14%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.
2 Net investment income per share is based on average shares outstanding during the period.
3 The per share net realized and unrealized ga ins or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended				Year Ended
	December31,	Year Ended June 30,			September 30,
	2004
CLASS IS	(unaudited)	2004	2003	2002 [1]	2001	2000	1999

Net asset value, beginning of period	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.56	$ 9.68

Income from investment operations
Net investment income	0.08	0.16 [2]	0.29	0.31 [2]	0.55 [2]	0.58	0.55
Net realized and unrealized gains
or losses on securities	0.03	(0.04)	0.01	0.03	0.23	(0.04)	(0.11)

Total from investment operations	0.11	0.12	0.30	0.34	0.78	0.54	0.44

Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.35)	(0.34)	(0.62)	(0.58)	(0.56)

Net asset value, end of period	$ 9.41	$ 9.45	$ 9.63	$ 9.68	$ 9.68	$ 9.52	$ 9.56

Total return	1.15%	1.27%	3.11%	3.62%	8.46%	5.79%	4.73%

Ratios and supplemental data
Net assets, end of period (thousands)	$656,418	$762,534	$1,496,754	$589,143	$92,858	$20,384	$20,199
Ratios to average net assets
Expenses [3]	0.67% [4]	0.66%	0.68%	0.70% [4]	0.75%	0.70%	0.55%
Net investment income	1.95% [4]	1.66%	2.47%	4.39% [4]	5.72%	6.18%	5.86%
Portfolio turnover rate	4%	32%	14%	3%	13%	74%	14%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.1%
Fixed-Rate 0.1%
FNMA, 5.76%, 02/01/2007 (cost $9,748,666)	$ 9,646,176	$9,672,199

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 18.6%
Fixed-Rate 2.9%
FHLMC:
Ser. 1900, Class P, 0.00%, 05/15/2007 (n)	1,567,655	1,565,452
Ser. 2106, Class ZD, 6.00%, 12/15/2028	14,105,636	14,824,585
Ser. 2219, Class PL, 6.50%, 04/15/2029	1,861,025	1,878,536
Ser. 2356, Class GD, 6.00%, 09/15/2016	45,856,000	48,439,266
Ser. 2459, Class VM, 6.50%, 11/15/2014	3,546,874	3,688,411
Ser. 2480, Class EH, 6.00%, 11/15/2031	11,933,279	12,075,239
Ser. 2492, Class GD, 6.00%, 02/15/2028	2,510,857	2,510,261
FNMA:
Ser. 1989-96, Class H, 9.00%, 12/25/2019	179,359	196,408
Ser. 1992-87, Class Z, 8.00%, 05/25/2022	236,028	255,574
Ser. 1994-51, Class PJ, 6.50%, 09/25/2023	8,297,484	8,448,539
Ser. 1999-7, Class D, 6.00%, 03/18/2028	1,116,243	1,128,304
Ser. 2001-69, Class GK, 5.50%, 12/25/2026	56,653	56,585
Ser. 2002-6, Class TA, 6.00%, 09/25/2031	2,550,337	2,567,224
Ser. 2002-W10, Class A2, 4.70%, 08/25/2042	667,931	667,778
Ser. 2003-8, Class CO, 0.00%, 02/25/2033 (h)	253,560	251,581
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	57,312,354	61,361,460
Ser. 2003-W3, Class 1A2, 7.00%, 08/25/2042	23,129,989	24,524,959
Ser. G93-1, Class K, 6.68%, 01/25/2023	5,094,210	5,349,782

		189,789,944

Floating-Rate 15.7%
FHLMC:
Ser. 20, Class F, 3.04%, 10/25/2023	2,350,749	2,373,201
Ser. 21, Class F, 2.94%, 10/25/2023	735,071	740,394
Ser. 31, Class FA, 2.84%, 04/25/2024	2,141,163	2,146,650
Ser. 1380, Class FB, 3.42%, 10/15/2007	3,164,442	3,148,961
Ser. 1506, Class FD, 3.44%, 05/15/2008	260,157	262,255
Ser. 1513, Class AG, 3.60%, 05/15/2008	4,854,018	4,819,686
Ser. 1559, Class VM, 3.70%, 01/15/2023	2,818,338	2,816,257
Ser. 1671, Class QA, 2.91%, 02/15/2024	2,467,237	2,466,318
Ser. 1686, Class FE, 3.06%, 02/15/2024	81,018	81,242
Ser. 1691, Class EA, 2.89%, 02/15/2024	1,850,104	1,859,032
Ser. 1698, Class FC, 3.55%, 03/15/2009	4,999,508	5,023,811
Ser. 1699, Class FB, 3.00%, 03/15/2024	1,895,093	1,928,418
Ser. 1730, Class FA, 3.57%, 05/15/2024	2,680,524	2,641,084
Ser. 1939, Class FB, 3.44%, 04/15/2027	523,407	532,601
Ser. 2001-8, Class FK, 2.66%, 03/18/2031	3,234,510	3,243,193
Ser. 2115, Class FB, 2.85%, 01/15/2029	1,651,999	1,662,334
Ser. 2182, Class FE, 2.83%, 05/15/2028	2,221,414	2,238,072
Ser. 2293, Class FM, 2.60%, 03/15/2031	3,313,579	3,319,167

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
Floating-Rate continued
FHLMC:
Ser. 2314, Class FG, 2.80%, 06/15/2029	$ 5,675,479	$5,703,092
Ser. 2315, Class FW, 2.95%, 04/15/2027	1,651,315	1,665,209
Ser. 2322, Class FE, 2.85%, 08/15/2028	4,308,623	4,339,559
Ser. 2339, Class F, 2.90%, 06/15/2029	7,540,926	7,601,215
Ser. 2380, Class FL, 3.00%, 11/15/2031	17,365,751	17,649,491
Ser. 2383, Class FD, 2.90%, 11/15/2031	16,025,933	16,161,134
Ser. 2388, Class FG, 2.90%, 12/31/2031	3,696,354	3,734,274
Ser. 2389, Class FI, 3.15%, 06/15/2031	4,653,665	4,713,893
Ser. 2391, Class EF, 2.90%, 06/15/2031	1,994,428	2,011,916
Ser. 2395, Class FD, 3.00%, 05/15/2029	4,431,577	4,485,817
Ser. 2396, Class FM, 2.85%, 12/15/2031	1,115,393	1,120,151
Ser. 2418, Class FO, 3.30%, 02/15/2032	9,020,198	9,178,570
Ser. 2422, Class FC, 2.90%, 02/15/2032	6,170,778	6,217,376
Ser. 2425, Class FO, 3.30%, 03/15/2032	12,961,859	13,190,452
Ser. 2431, Class F, 2.90%, 03/15/2032	17,542,133	17,677,885
Ser. 2461, Class FI, 2.90%, 04/15/2028	2,609,924	2,630,658
Ser. 2464, Class FE, 3.40%, 03/15/2032	3,395,631	3,457,595
Ser. 2466, Class FV, 2.95%, 03/15/2032	4,154,452	4,190,655
Ser. 2470, Class FB, 2.82%, 04/15/2027	5,814,693	5,854,438
Ser. 2475, Class FD, 2.95%, 06/15/2031	7,923,913	8,001,793
Ser. 2479, Class FA, 2.80%, 08/15/2032	20,774,392	20,888,350
Ser. 2481, Class FC, 3.40%, 05/15/2031 (h)	4,544,511	4,650,000
Ser. 2481, Class FE, 3.40%, 03/15/2032 (h)	6,971,857	7,149,799
Ser. 2526, Class FL, 2.80%, 01/15/2029	9,547,025	9,602,724
Ser. 2526, Class FM, 2.80%, 05/15/2029	13,762,645	13,851,954
Ser. 2530, Class FK, 2.80%, 06/15/2029	11,239,872	11,320,473
Ser. 2534, Class EF, 2.75%, 05/15/2022	8,003,655	8,042,148
Ser. 2534, Class FJ, 2.75%, 04/15/2022	5,832,918	5,860,971
Ser. 2551, Class FD, 2.80%, 01/15/2033	17,472,317	17,592,064
Ser. 2569, Class FA, 2.85%, 01/15/2030	665,439	666,153
Ser. 2570, Class LF, 2.75%, 07/15/2017	13,554,168	13,613,222
Ser. 2574, Class FT, 2.75%, 11/15/2016	30,111,321	30,215,359
Ser. 2631, Class FC, 2.80%, 06/15/2033	7,734,462	7,775,139
Ser. 2827, Class FR, 2.90%, 01/15/2022	11,788,571	11,880,092
Ser. T-56, Class 2AF, 2.42%, 05/25/2043	50,977,420	51,329,129
FNMA:
Ser. 1992-39, Class FA, 3.85%, 03/25/2022	1,827,180	1,840,883
Ser. 1992-45, Class F, 3.85%, 04/25/2022	404,951	403,396
Ser. 1992-187, Class FA, 2.76%, 10/25/2007	430,346	431,884
Ser. 1993-62, Class FA, 3.16%, 04/25/2023	3,100,233	3,128,083
Ser. 1993-113, Class FA, 3.51%, 07/25/2023	1,667,984	1,671,099
Ser. 1993-165, Class FE, 3.59%, 09/25/2023	5,106,879	5,230,564
Ser. 1993-170, Class FC, 2.81%, 09/25/2008	451,657	452,366
Ser. 1993-191, Class FC, 2.76%, 10/25/2008	7,189,534	7,201,687

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
Floating-Rate continued
FNMA:
Ser. 1993-197, Class FB, 2.81%, 10/25/2008	$ 302,266	$303,588
Ser. 1993-229, Class FB, 2.91%, 12/25/2008	934,661	938,587
Ser. 1993-247, Class FO, 3.01%, 12/25/2023	829,182	834,876
Ser. 1994-14, Class F, 3.56%, 10/25/2023	3,187,522	3,221,901
Ser. 1994-33, Class FA, 2.96%, 03/25/2009	2,115,642	2,127,485
Ser. 1994-33, Class FD, 2.96%, 03/25/2009	1,030,806	1,035,042
Ser. 1994-55, Class F, 3.41%, 12/25/2023	1,327,837	1,311,231
Ser. 1994-61, Class FB, 3.94%, 04/25/2024	1,768,708	1,824,725
Ser. 1994-80, Class F, 2.81%, 02/25/2009	2,378,549	2,383,268
Ser. 1997-34, Class F, 3.09%, 10/25/2023	22,998,977	23,269,123
Ser. 1997-43, Class FM, 2.94%, 07/18/2027	2,707,309	2,728,679
Ser. 1998-T2, Class A5, 4.03%, 01/25/2032 (h)	9,775,728	10,069,000
Ser. 1999-49, Class FB, 2.92%, 03/25/2023	2,423,570	2,442,960
Ser. 1999-51, Class FJ, 3.02%, 10/25/2029	4,314,995	4,360,760
Ser. 2000-45, Class FA, 2.96%, 12/08/2030	6,465,443	6,524,610
Ser. 2000-45, Class FB, 2.96%, 12/18/2030	3,879,266	3,914,766
Ser. 2001-32, Class FA, 2.97%, 07/25/2031	8,824,893	8,929,506
Ser. 2001-38, Class FB, 2.92%, 08/25/2031	663,583	671,185
Ser. 2001-46, Class F, 2.81%, 09/18/2031	8,156,287	8,206,356
Ser. 2001-59, Class F, 3.02%, 11/25/2031	10,488,665	10,560,311
Ser. 2001-62, Class FK, 2.92%, 07/25/2028	807,850	811,573
Ser. 2001-63, Class FD, 3.01%, 12/18/2031	2,371,286	2,400,417
Ser. 2001-69, Class FA, 3.02%, 07/25/2031	4,975,150	5,022,105
Ser. 2001-71, Class FS, 3.02%, 11/25/2031	3,370,321	3,407,882
Ser. 2001-81, Class F, 2.97%, 01/25/2032	2,029,319	2,048,457
Ser. 2001-81, Class FC, 3.06%, 01/18/2032	2,669,224	2,685,282
Ser. 2001-81, Class FL, 3.06%, 01/18/2032	4,594,596	4,660,586
Ser. 2002-4, Class FD, 2.97%, 02/25/2032	6,675,539	6,748,627
Ser. 2002-5, Class FD, 3.32%, 02/25/2032	3,773,514	3,836,414
Ser. 2002-13, Class FE, 3.32%, 02/27/2031	5,414,214	5,506,094
Ser. 2002-20, Class FK, 3.02%, 04/25/2032	8,776,820	8,867,328
Ser. 2002-34, Class FA, 2.91%, 05/18/2032	5,808,239	5,855,304
Ser. 2002-37, Class F, 3.22%, 11/25/2031	7,007,429	7,133,496
Ser. 2002-52, Class FG, 2.92%, 09/25/2032	19,955,644	20,115,578
Ser. 2002-64, Class FJ, 3.42%, 04/25/2032	9,084,541	9,272,805
Ser. 2002-67, Class FA, 3.42%, 11/25/2032	13,292,634	13,557,299
Ser. 2002-68, Class FN, 2.86%, 10/18/2032	10,254,110	10,325,620
Ser. 2002-77, Class FA, 3.41%, 10/18/2030	18,532,463	18,913,885
Ser. 2002-77, Class TF, 3.41%, 12/18/2032 (h)	12,516,520	12,833,865
Ser. 2002-81, Class FG, 2.87%, 02/25/2031	4,258,136	4,276,848
Ser. 2002-92, Class FB, 3.07%, 04/25/2030	4,892,827	4,940,403
Ser. 2002-95, Class FK, 2.92%, 01/25/2033	12,285,624	12,477,434
Ser. 2002-W5, Class 27, 2.92%, 11/25/2030	13,703,802	13,780,247
Ser. 2002-W5, Class A32, 2.74%, 11/25/2030	4,339,606	4,352,221

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
Floating-Rate continued
FNMA:
Ser. 2003-1, Class FI, 2.72%, 09/25/2023	$ 2,788,726	$ 2,797,662
Ser. 2003-15, Class LF, 2.77%, 02/25/2017	2,933,875	2,944,501
Ser. 2003-17, Class FN, 2.72%, 03/25/2018	15,376,107	15,447,835
Ser. 2003-19, Class FN, 2.82%, 09/25/2030	26,815,087	26,944,354
Ser. 2003-66, Class FA, 2.77%, 07/25/2033	94,293,200	94,713,474
Ser. 2003-81, Class FG, 2.87%, 09/25/2017	4,222,053	4,265,463
Ser. 2003-102, Class FT, 2.82%, 10/25/2033	6,126,942	6,162,099
Ser. 2003-119, Class FE, 3.42%, 06/25/2027 (h)	22,133,307	22,606,528
Ser. 2003-W4, Class 5A, 4.45%, 10/25/2042	10,416,971	10,961,292
Ser. 2003-W8, Class 3F2, 2.77%, 05/25/2042	2,967,818	2,974,265
Ser. 2003-W10, Class 2A, 4.25%, 06/25/2043	18,547,116	20,074,623
Ser. 2003-W18, Class 2A, 3.93%, 06/25/2033	86,304,193	91,398,428
Ser. 2004-17, Class FT, 2.82%, 04/25/2034	13,579,443	13,621,685
Ser. G92-6, Class F, 3.83%, 08/25/2021	467,266	471,172
Ser. G92-20, Class FB, 3.85%, 04/25/2022	1,894,892	1,914,720
Ser. G92-61, Class FJ, 3.06%, 10/25/2022	922,935	924,934
Ser. G93-19, Class FD, 3.51%, 04/25/2023	4,671,977	4,694,078
GNMA, Ser. 2002-66, Class DS, Pro-rata Principal STRIPS, 77.15%,
07/16/2031 +	710,132	1,689,992

		1,019,780,222

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $1,204,462,664)		1,209,570,166

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 67.1%
Fixed-Rate 6.7%
FHLMC:
4.08%, 04/01/2020	480,710	494,771
4.19%, 06/01/2029	1,341,289	1,393,613
4.31%, 09/01/2032	223,168	226,789
5.50%, 01/01/2007	1,515,629	1,553,778
5.50%, TBA #	83,510,000	86,250,130
6.00%, TBA #	73,150,000	75,573,094
6.50%, 07/01/2012 – 09/01/2032	37,355,464	39,488,129
7.50%, 01/01/2016 – 06/01/2016	722,681	761,019
8.50%, 05/01/2020 – 03/01/2023	1,067,657	1,174,364
9.75%, 03/01/2016	71,398	75,592
FNMA:
3.17%, 02/01/2033	7,809,075	7,937,252
3.18%, 04/01/2018	5,092,858	5,159,496
3.37%, 11/01/2018	329,043	333,061
3.48%, 12/01/2033	917,369	938,207
6.00%, TBA #	69,885,000	72,265,423
6.50%, 08/01/2013 – 05/01/2033	32,959,244	34,812,475
7.00%, 09/01/2031 – 07/01/2033	11,371,995	12,049,934
7.50%, 02/01/2016 – 06/01/2033	31,371,682	33,645,086

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Fixed-Rate continued
FNMA:
8.00%, 12/01/2026 – 05/01/2033	$ 3,086,306	$3,358,808
8.50%, 04/01/2026 – 06/01/2030	804,200	885,835
9.00%, 06/01/2009 – 07/01/2030	1,172,305	1,287,717
9.10%, 02/01/2032	504,996	569,430
9.50%, 04/01/2005 – 12/01/2024	1,000,698	1,128,356
10.00%, 01/01/2021	450,295	501,990
10.50%, 11/01/2019	197,297	217,757
10.75%, 10/01/2012	53,943	58,830
11.00%, 01/01/2016 – 01/01/2018	132,488	148,767
12.50%, 07/15/2015	274,431	311,673
GNMA:
6.50%, 06/20/2034 – 08/20/2034	36,951,648	39,021,516
6.75%, 02/15/2029	314,758	333,238
7.00%, 07/20/2034 – 07/20/2034	5,059,563	5,403,850
7.50%, 02/20/2023 – 11/20/2023	78,823	85,129
7.89%, 10/20/2022	2,885,599	3,134,070
8.375%, 10/15/2020	2,891,219	3,181,228
9.00%, 05/15/2016 – 01/20/2025	854,111	956,778
10.25%, 11/15/2029	2,475,357	2,667,948

		437,385,133

Floating-Rate 60.4%
FHLMC:
2.11%, 05/01/2022	22,663	22,893
2.54%, 07/01/2029	175,895	175,987
2.875%, 05/01/2019	49,085	49,337
2.96%, 01/01/2030 – 01/01/2030	115,600	115,920
2.97%, 07/01/2023	20,255	20,530
3.00%, 04/01/2018 – 09/01/2018	225,791	227,108
3.01%, 09/01/2016 – 07/01/2019	592,162	595,958
3.02%, 10/01/2030	123,300	123,625
3.06%, 06/01/2016	68,957	69,374
3.07%, 08/01/2016 – 02/01/2037	13,519,990	13,671,853
3.09%, 05/01/2018	186,572	187,722
3.10%, 12/01/2017 – 01/01/2018	62,888	63,486
3.11%, 05/01/2023	1,016,215	1,024,987
3.14%, 01/01/2022	192,929	197,591
3.19%, 09/01/2018	42,910	43,195
3.24%, 08/01/2018	2,677	2,711
3.25%, 07/01/2028	3,412,166	3,535,474
3.36%, 06/01/2024 – 07/01/2024	470,505	488,206
3.375%, 11/01/2022 – 05/01/2023	191,989	196,583
3.38%, 07/01/2019 – 05/01/2028	2,547,455	2,637,200
3.40%, 07/01/2031	6,666,309	6,897,751
3.43%, 06/01/2020	1,410,877	1,430,145
3.46%, 04/01/2032	795,460	823,756

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate continued
FHLMC:
3.48%, 03/01/2020	$ 87,041	$89,875
3.50%, 11/01/2018	104,788	107,966
3.53%, 06/01/2026	9,131,088	9,492,453
3.54%, 08/01/2033	7,410,091	7,668,518
3.55%, 05/01/2025	186,139	191,919
3.57%, 12/01/2032	269,382	281,621
3.58%, 01/01/2026 – 10/01/2029	2,295,687	2,372,442
3.59%, 07/01/2017 – 06/01/2029	2,922,795	2,992,185
3.60%, 10/01/2030	189,730	196,584
3.62%, 10/01/2018	455,097	462,486
3.625%, 09/01/2018 – 10/01/2019	143,476	144,496
3.68%, 12/01/2018	169,192	170,736
3.69%, 06/01/2019 – 06/01/2031	16,671,763	17,310,286
3.70%, 11/01/2031	277,848	286,664
3.72%, 06/01/2024	229,672	240,462
3.73%, 11/01/2020 – 05/01/2026	364,740	373,183
3.74%, 08/01/2018	9,824	9,917
3.75%, 09/01/2015 – 10/01/2032	33,818,658	34,910,120
3.76%, 09/01/2026 (h)	3,027,813	3,080,267
3.76%, 08/01/2027	8,998,393	9,362,045
3.78%, 12/01/2018 – 07/01/2025	454,232	471,403
3.80%, 03/01/2030	93,284,361	97,368,779
3.81%, 10/01/2023 – 10/01/2024	1,676,528	1,754,209
3.84%, 10/01/2025	1,398,407	1,467,516
3.85%, 07/01/2031	945,523	947,918
3.86%, 06/01/2025	415,127	434,065
3.875%, 06/01/2018 – 12/01/2018	162,672	164,301
3.88%, 06/01/2019 – 12/01/2031	4,619,964	4,794,472
3.90%, 09/01/2031	2,803,319	2,913,819
3.92%, 07/01/2031	8,067,548	8,286,761
3.93%, 12/01/2030	8,270,535	8,571,598
3.94%, 01/01/2020 – 10/01/2032	7,434,434	7,713,128
3.95%, 10/01/2031	1,968,357	2,025,892
3.96%, 12/01/2027	6,575,795	6,896,956
3.97%, 04/01/2025 – 03/01/2031	59,844,826	62,370,639
3.98%, 02/01/2023 – 10/01/2032	6,939,997	7,237,392
4.00%, 04/01/2019 – 02/01/2024	234,152	238,197
4.02%, 05/01/2019	499,795	514,026
4.06%, 01/01/2028	71,875	74,089
4.10%, 10/01/2030	25,208,325	26,546,609
4.15%, 04/01/2030	1,418,214	1,488,615
4.19%, 05/01/2031	12,990,662	13,399,746
4.20%, 09/01/2016 – 06/01/2030	1,605,732	1,668,130
4.21%, 07/01/2030	209,940	210,881
4.22%, 07/01/2018	1,657,926	1,685,673

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate continued
FHLMC:
4.24%, 06/01/2021 – 11/01/2031	$ 1,220,401	$1,242,698
4.27%, 10/01/2037	3,064,004	3,086,562
4.29%, 05/01/2019 – 08/01/2019	61,667	62,843
4.30%, 06/01/2032	909,847	942,648
4.36%, 06/01/2030	7,472,316	7,749,165
4.39%, 10/01/2032	3,906,740	3,986,518
4.41%, 01/01/2027	324,480	339,737
4.42%, 07/01/2031	1,161,384	1,197,186
4.45%, 02/01/2027	5,700,138	5,843,520
4.49%, 02/01/2026	1,890,155	1,938,381
4.50%, 11/01/2024	15,463,569	16,259,873
4.52%, 01/01/2027	481,887	495,340
4.53%, 10/01/2033	29,640,980	31,103,936
4.57%, 07/01/2028 – 11/01/2029	3,251,288	3,335,459
4.63%, 02/01/2032	95,801	98,872
4.65%, 02/01/2024 – 05/01/2031	668,744	686,270
4.67%, 05/01/2020	4,277	4,361
4.72%, 09/01/2030	667,085	685,797
4.73%, 08/01/2029	2,143,289	2,202,429
4.80%, 03/01/2025	680,343	693,035
4.83%, 01/01/2030	4,418,258	4,632,764
4.84%, 09/01/2032	35,351,169	36,869,798
4.86%, 06/01/2030	5,142,757	5,395,883
4.87%, 08/01/2029	704,108	739,201
4.875%, 01/01/2017	28,468	28,940
4.88%, 12/01/2032	35,904,679	36,649,125
4.89%, 06/01/2030	2,203,357	2,311,608
4.92%, 01/01/2017	10,992	11,028
5.00%, 10/01/2034	29,900,280	30,213,257
5.01%, 04/01/2020	98,092	99,602
5.02%, 11/01/2034	50,345,249	50,782,136
5.04%, 05/01/2020	9,389	9,589
5.09%, 03/01/2032	215,413	219,349
5.12%, 12/01/2031	204,653	211,007
5.14%, 06/01/2020	5,915	6,058
5.19%, 04/01/2023	902,751	939,956
5.21%, 02/01/2031	1,347,101	1,368,576
5.30%, 06/01/2017	76,749	78,222
5.31%, 09/01/2030	1,586,095	1,627,006
5.33%, 03/01/2033	39,621,912	40,345,096
5.37%, 12/01/2033	35,690,975	36,492,674
5.38%, 01/01/2032	800,341	831,355
5.39%, 01/01/2031	6,276,565	6,615,011
5.44%, 05/01/2032	1,715,469	1,796,842
5.46%, 06/01/2030	1,356,086	1,429,545

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate continued
FHLMC:
5.49%, 01/01/2019 – 08/01/2030	$ 1,960,633	$2,006,868
5.59%, 10/01/2018	108,963	111,031
5.61%, 06/01/2022	14,701	15,090
5.62%, 06/01/2033 (h)	7,833,980	8,018,027
5.65%, 12/01/2032 (h)	58,579,326	60,592,528
5.66%, 03/01/2030	1,798,788	1,883,582
5.72%, 01/01/2030	189,647	194,012
5.76%, 03/01/2018	255,289	261,720
5.77%, 02/01/2027	364,360	376,747
5.78%, 02/01/2021	141,187	144,379
5.82%, 11/01/2031 – 04/01/2032	5,449,832	5,667,156
5.85%, 08/01/2031	1,397,578	1,451,133
5.88%, 05/01/2031	774,602	819,327
5.91%, 08/01/2029	122,295	124,339
5.93%, 02/01/2018 – 07/01/2026	1,175,487	1,206,870
5.97%, 08/01/2025	15,703	16,064
6.00%, 01/01/2024	10,001	10,301
6.02%, 08/01/2029	1,455,564	1,515,169
6.10%, 05/01/2031	2,645,312	2,817,195
6.13%, 10/01/2029	648,580	656,882
6.20%, 06/01/2031	954,505	975,976
6.24%, 08/01/2027	346,772	353,005
6.25%, 05/01/2027	1,205,831	1,257,725
6.32%, 02/01/2030	1,662,371	1,731,542
6.33%, 05/01/2027	304,227	317,824
6.35%, 04/01/2031	106,408	109,316
6.40%, 09/01/2031	2,410,291	2,438,172
6.55%, 09/01/2031	843,320	867,128
6.94%, 05/01/2026	527,914	545,830
6.95%, 02/01/2030	346,241	359,526
7.24%, 04/01/2029	1,337,581	1,387,527
7.36%, 09/01/2030	170,391	175,761
FNMA:
2.57%, 06/01/2033	16,279,111	16,768,223
2.61%, 01/01/2021	46,619	46,515
2.64%, 01/01/2021	26,632	26,570
2.66%, 01/01/2022	318,338	317,639
2.68%, 11/01/2021	531,784	532,376
2.78%, 12/01/2022	55,797	57,387
2.79%, 06/01/2033	2,455,036	2,511,591
2.80%, 05/01/2041 – 07/01/2044	126,928,928	128,742,141
2.81%, 12/01/2020	257,360	257,687
2.86%, 06/01/2033	10,742,344	11,049,071
2.88%, 03/01/2034	408,977	424,049
2.89%, 03/01/2015	209,433	209,959

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate continued
FNMA:
2.93%, 01/01/2032	$ 4,424,291	$4,621,477
2.97%, 05/01/2016	4,504	4,582
3.00%, 05/01/2017 – 12/01/2040	93,432,179	94,911,206
3.00%, 09/01/2030 (h)	17,194,986	17,476,475
3.00%, 08/01/2040 (h)	9,543,922	9,701,127
3.00%, 01/01/2041 (h)	25,207,424	25,554,345
3.01%, 01/01/2022	81,766	83,975
3.06%, 04/01/2034	952,145	975,866
3.07%, 10/01/2016 – 03/01/2033	10,352,293	10,469,749
3.08%, 08/01/2033	1,363,783	1,396,855
3.09%, 04/01/2021 – 08/01/2033	5,185,991	5,402,622
3.10%, 12/01/2017 – 04/01/2019	675,897	681,450
3.11%, 05/01/2018	1,305,702	1,323,605
3.12%, 07/01/2016	6,387	6,435
3.12%, 05/01/2018 (h)	2,591,472	2,610,503
3.125%, 01/01/2017 – 03/01/2030	1,729,870	1,745,392
3.125%, 10/01/2018 (h)	708,834	714,205
3.13%, 03/01/2018 – 01/01/2032	6,194,189	6,377,338
3.14%, 01/01/2035	6,194,028	6,235,463
3.15%, 04/01/2019	6,779,056	6,835,437
3.16%, 06/01/2015 – 04/01/2018	256,172	258,670
3.17%, 01/01/2018	5,748,382	5,825,515
3.18%, 09/01/2017 – 11/01/2035	11,311,117	11,397,215
3.20%, 06/01/2020	1,838,721	1,864,196
3.21%, 01/01/2018 – 04/01/2034	85,866,084	88,906,959
3.22%, 07/01/2017	2,752,411	2,790,620
3.23%, 08/01/2017	1,184,677	1,201,241
3.24%, 05/01/2029	3,714,221	3,846,719
3.25%, 05/01/2017 – 05/01/2017	700,505	708,884
3.26%, 07/01/2032 – 11/01/2032	30,851,044	31,987,956
3.27%, 09/01/2017 (h)	9,390	9,444
3.29%, 09/01/2019	763,597	776,548
3.30%, 03/01/2018 – 06/01/2019	19,634,718	19,873,445
3.31%, 07/01/2017 – 07/01/2032	91,546,572	95,689,922
3.32%, 11/01/2017 – 04/01/2034	1,714,421	1,744,907
3.33%, 05/01/2019	15,288	15,417
3.34%, 06/01/2017 – 07/01/2018	121,730	122,959
3.35%, 02/01/2018 – 11/01/2024	277,782	284,453
3.36%, 08/01/2033	958,938	955,983
3.37%, 12/01/2025 – 04/01/2033	4,140,884	4,279,797
3.375%, 07/01/2017 – 04/01/2030	14,164,768	14,340,366
3.39%, 04/01/2034 (h)	6,211,452	6,279,424
3.40%, 12/01/2023 – 03/01/2028	2,053,399	2,103,523
3.42%, 01/01/2027	247,352	256,583
3.43%, 09/01/2018 – 04/01/2028	4,527,523	4,575,392

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate continued
FNMA:
3.44%, 11/01/2027 – 04/01/2034	$ 10,217,300	$10,452,640
3.45%, 06/01/2022 – 02/01/2031	706,539	723,503
3.46%, 11/01/2022 – 04/01/2034	6,745,685	6,977,160
3.47%, 03/01/2033	2,275,895	2,324,735
3.48%, 10/01/2024	2,372,983	2,471,040
3.49%, 04/01/2033	1,710,959	1,736,680
3.50%, 02/01/2017 – 05/01/2033	11,667,564	11,893,607
3.52%, 08/01/2025	412,099	422,445
3.53%, 09/01/2018 – 01/01/2036	9,118,611	9,388,594
3.54%, 06/01/2027	20,107	20,769
3.55%, 04/01/2030	1,441,129	1,482,915
3.56%, 03/01/2028 – 01/01/2037	5,747,933	5,953,080
3.57%, 04/01/2028	2,675,413	2,800,098
3.58%, 08/01/2017 – 04/01/2030	5,108,784	5,310,825
3.58%, 10/01/2017 (h)	9,398,830	9,629,395
3.59%, 04/01/2018 – 03/01/2028	125,582	129,895
3.60%, 07/01/2025 – 11/01/2029	85,033	87,121
3.61%, 07/01/2018 – 05/01/2033	8,250,225	8,475,490
3.62%, 05/01/2033	11,967,625	12,319,013
3.63%, 10/01/2017 – 05/01/2033	5,333,004	5,552,443
3.64%, 05/01/2020 – 07/01/2029	6,035,486	6,175,391
3.64%, 05/01/2034 (h)	1,868,125	1,933,453
3.65%, 05/01/2028	1,531,961	1,542,265
3.66%, 05/01/2018 – 07/01/2030	1,340,599	1,382,156
3.68%, 12/01/2028 – 10/01/2030	1,776,834	1,809,373
3.70%, 05/01/2028	100,020	102,991
3.71%, 02/01/2024 – 09/01/2030	4,186,907	4,255,399
3.72%, 11/01/2017 – 04/01/2034	38,815,533	40,843,953
3.73%, 07/01/2025 – 04/01/2028	2,204,588	2,280,655
3.74%, 10/01/2024	95,342	98,193
3.75%, 10/01/2016 – 03/01/2031	6,950,008	7,239,651
3.76%, 04/01/2026 – 01/01/2036	4,605,685	4,749,571
3.77%, 06/01/2020	101,779	102,902
3.78%, 04/01/2017 – 12/01/2028	1,800,335	1,851,114
3.79%, 12/01/2021 – 08/01/2036	16,446,667	17,205,289
3.80%, 10/01/2018 – 08/01/2032	23,308,315	24,356,901
3.81%, 01/01/2026	16,877,192	17,374,658
3.81%, 06/01/2032 (h)	10,453,830	10,801,136
3.82%, 03/01/2026 – 05/01/2028	1,087,632	1,107,888
3.83%, 05/01/2027	593,640	624,368
3.84%, 09/01/2028 – 03/01/2033	4,407,772	4,594,537
3.85%, 04/01/2026 – 08/01/2032	215,430	223,128
3.86%, 04/01/2024 – 01/01/2030	1,276,331	1,312,046
3.87%, 12/01/2024	349,990	363,774
3.875%, 07/01/2015 – 01/01/2029	4,334,470	4,375,462

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate continued
FNMA:
3.88%, 05/01/2018 – 11/01/2024	$ 3,611,865	$3,747,904
3.89%, 01/01/2017 – 07/01/2032	86,067	90,688
3.90%, 10/01/2027 – 07/01/2033	2,497,061	2,579,982
3.91%, 02/01/2019 – 04/01/2024	2,737,645	2,833,946
3.92%, 07/01/2030 – 03/01/2033	12,543,871	13,038,235
3.94%, 04/01/2024 – 04/01/2029	5,118,256	5,275,652
3.95%, 02/01/2020 – 07/01/2033	6,399,557	6,599,042
3.96%, 09/01/2024	863,373	893,116
3.97%, 12/01/2028 – 04/01/2034	9,375,453	9,692,988
3.99%, 05/01/2025 – 06/01/2026	477,463	490,962
4.00%, 07/01/2024 – 01/01/2031	4,794,281	4,948,466
4.01%, 02/01/2030	119,370	123,112
4.02%, 08/01/2033	68,078	70,436
4.03%, 08/01/2026	442,540	454,231
4.04%, 04/01/2034 (h)	36,654,606	37,968,018
4.05%, 07/01/2021	3,330,807	3,466,371
4.06%, 03/01/2035	82,035,055	85,069,531
4.07%, 07/01/2023	125,370	129,254
4.08%, 08/01/2024	80,695	81,349
4.09%, 01/01/2017	1,788,845	1,844,603
4.10%, 08/01/2027 – 05/01/2033	591,816	609,039
4.11%, 01/01/2032	1,730,063	1,780,580
4.12%, 10/01/2015 – 07/01/2032	1,830,818	1,888,508
4.125%, 09/01/2016 – 11/01/2028	2,209,435	2,242,936
4.13%, 04/01/2024 – 12/01/2029	3,291,813	3,428,411
4.14%, 09/01/2028	259,769	267,097
4.15%, 02/01/2029 – 08/01/2033	62,641,107	64,384,814
4.16%, 01/01/2026	14,447	14,841
4.17%, 03/01/2018 – 08/01/2034	41,856,056	43,165,887
4.19%, 01/01/2021 – 09/01/2032	3,877,334	3,947,144
4.20%, 10/01/2029	1,895,574	1,955,067
4.21%, 01/01/2029 – 10/01/2030	513,225	524,294
4.23%, 07/01/2021 – 08/01/2032	8,231,765	8,483,250
4.24%, 09/01/2032	4,449,424	4,617,095
4.25%, 02/01/2017 – 09/01/2033	2,058,911	2,159,224
4.27%, 09/01/2032	164,011	170,032
4.28%, 05/01/2017 – 03/01/2033	3,698,174	3,800,702
4.29%, 10/01/2027 – 09/01/2033	8,389,739	8,893,678
4.30%, 08/01/2026 – 11/01/2039	15,172,031	15,669,913
4.31%, 04/01/2028	2,450,740	2,511,840
4.32%, 02/01/2029 (h)	9,461,054	9,768,660
4.32%, 09/01/2032	62,269,714	64,744,476
4.34%, 08/01/2033 – 06/01/2034	59,610,571	61,962,922
4.35%, 03/01/2030	999,326	1,029,727
4.37%, 01/01/2025 – 11/01/2027	938,753	967,770

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate continued
FNMA:
4.40%, 10/01/2031	$ 426,534	$440,477
4.42%, 07/01/2029 – 01/01/2031	900,410	933,303
4.44%, 06/01/2019 – 06/01/2028	225,603	228,098
4.44%, 01/01/2034 (h)	8,455,318	8,765,834
4.45%, 10/01/2034 – 02/01/2037	9,170,199	9,371,012
4.46%, 06/01/2033	1,035,621	1,062,815
4.47%, 05/01/2029 – 08/01/2030	791,598	816,685
4.49%, 01/01/2033	2,908,634	2,989,535
4.50%, 12/01/2016 – 06/01/2025	781,529	805,111
4.51%, 09/01/2033	10,025,851	10,634,899
4.52%, 12/01/2016 – 03/01/2032	7,612,674	7,846,730
4.54%, 05/01/2025	1,144,240	1,200,132
4.59%, 04/01/2030 – 05/01/2034	10,067,960	10,188,845
4.60%, 02/01/2019 – 10/01/2025	1,319,844	1,345,579
4.62%, 10/01/2017	166,855	168,827
4.625%, 08/01/2035 (h)	50,767,294	52,863,745
4.64%, 11/01/2024 – 05/01/2034	19,016,322	19,240,048
4.65%, 03/01/2014 – 07/01/2033	7,642,332	7,926,977
4.66%, 04/01/2033	1,436,294	1,498,994
4.67%, 09/01/2033	5,645,791	6,025,409
4.69%, 09/01/2028 – 05/01/2032	22,097,215	22,859,416
4.70%, 04/01/2018 – 09/01/2033	8,088,664	8,320,429
4.72%, 11/01/2033	1,159,327	1,191,460
4.73%, 01/01/2033	5,876,377	6,027,541
4.74%, 04/01/2033	12,755,963	12,991,436
4.75%, 11/01/2031	2,523,571	2,669,234
4.76%, 04/01/2033	10,313,767	10,510,825
4.77%, 09/01/2033	6,301,490	6,732,620
4.78%, 02/01/2033	3,915,038	4,016,441
4.80%, 08/01/2032 – 12/01/2036	2,424,359	2,486,219
4.81%, 06/01/2031 – 11/01/2032	15,647,222	15,876,115
4.82%, 07/01/2033	29,901,406	30,723,694
4.83%, 03/01/2033	1,024,305	1,032,753
4.84%, 01/01/2033 – 04/01/2033	16,536,717	16,946,800
4.85%, 11/01/2017 – 01/01/2033	16,385,704	16,792,871
4.88%, 02/01/2024 – 08/01/2034	12,073,002	12,205,540
4.89%, 12/01/2026 – 10/01/2032	15,123,504	15,307,255
4.89%, 08/01/2034 (h)	37,577,107	38,336,802
4.90%, 08/01/2031 – 08/01/2034	79,355,393	81,040,624
4.92%, 12/01/2032	555,870	569,796
4.92%, 06/01/2033 (h)	9,585,784	9,869,970
4.93%, 05/01/2033	1,317,276	1,384,187
4.94%, 12/01/2032	90,934,948	95,364,537
4.95%, 01/01/2019 – 01/01/2034	26,092,688	27,423,500
4.96%, 08/01/2024	51,080	51,684

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate continued
FNMA:
4.96%, 04/01/2034 (h)	$ 8,165,557	$8,483,936
4.97%, 04/01/2020 – 01/01/2033	25,790,431	26,915,481
4.98%, 09/01/2032	1,024,699	1,047,678
4.99%, 01/01/2033	46,221,598	48,701,974
5.00%, 01/01/2024 – 08/01/2034	51,298,862	52,718,099
5.01%, 09/01/2034 (h)	118,013,339	123,411,796
5.02%, 04/01/2033	4,257,602	4,375,510
5.02%, 03/01/2034 (h)	69,811,764	71,801,860
5.03%, 05/01/2033	25,723,043	26,541,076
5.05%, 01/01/2018	10,362	10,180
5.06%, 10/01/2017 – 11/01/2032	3,683,765	3,816,821
5.07%, 12/01/2032 – 06/01/2033	68,047,294	72,312,247
5.08%, 06/01/2019 – 08/01/2032	2,014,400	2,068,655
5.09%, 06/01/2033	1,244,338	1,281,576
5.11%, 01/01/2023	212,575	217,873
5.12%, 02/01/2032 – 12/01/2050	155,224,716	161,519,447
5.13%, 12/01/2032 – 11/01/2033	16,035,087	16,564,015
5.14%, 06/01/2032	414,239	425,724
5.15%, 07/01/2032 – 05/01/2033	1,746,268	1,791,628
5.16%, 06/01/2028 – 03/01/2032	627,022	648,220
5.18%, 05/01/2017 – 07/01/2032	442,254	455,530
5.19%, 02/01/2029	195,399	204,018
5.20%, 03/01/2034 (h)	94,667,296	97,090,279
5.22%, 08/01/2033	563,177	594,117
5.23%, 01/01/2034	13,417,467	13,953,265
5.25%, 09/01/2032	5,943,456	6,162,585
5.27%, 11/01/2023	63,980	66,041
5.28%, 11/01/2014 (h)	44,367	44,932
5.28%, 04/01/2032 – 08/01/2032	4,859,827	4,929,046
5.29%, 09/01/2032	17,182,055	17,778,245
5.30%, 01/01/2023 – 04/01/2033	21,082,791	22,147,822
5.31%, 04/01/2018 – 02/01/2033	2,282,509	2,416,111
5.32%, 03/01/2032 – 02/01/2033	7,362,551	7,679,795
5.36%, 10/01/2028 – 06/01/2032	2,068,253	2,158,638
5.375%, 01/01/2022	7,093	7,284
5.38%, 11/01/2031	1,326,048	1,416,481
5.40%, 11/01/2032 – 01/01/2033	3,164,834	3,234,124
5.41%, 03/01/2032	151,319	156,236
5.44%, 03/01/2017 – 05/01/2032	535,467	567,286
5.45%, 07/01/2032	1,278,766	1,309,519
5.47%, 03/01/2018 – 11/01/2031	922,283	959,630
5.51%, 06/01/2024 – 10/01/2032	684,837	714,244
5.52%, 01/01/2019	1,144,935	1,163,773
5.53%, 09/01/2018	74,413	76,682
5.54%, 09/01/2017 – 08/01/2032	2,562,935	2,616,605

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate continued
FNMA:
5.56%, 12/01/2018 – 12/01/2031	$ 215,173	$224,976
5.57%, 06/01/2032	746,815	769,824
5.58%, 01/01/2032	720,599	749,486
5.59%, 09/01/2023 – 06/01/2032	2,169,601	2,232,979
5.61%, 04/01/2032	360,683	377,563
5.63%, 01/01/2023 – 03/01/2032	3,140,035	3,300,080
5.64%, 10/01/2025	22,644	23,244
5.65%, 09/01/2030	162,811	168,202
5.66%, 06/01/2018 – 01/01/2019	186,824	191,671
5.69%, 05/01/2032	1,214,568	1,241,948
5.73%, 06/01/2022	13,216	13,598
5.73%, 06/01/2032 (h)	5,562,599	5,751,771
5.74%, 05/01/2032	2,202,190	2,261,274
5.75%, 06/01/2022	1,195	1,230
5.77%, 12/01/2031 – 01/01/2033	6,027,427	6,199,574
5.79%, 07/01/2019	19,733	20,247
5.80%, 04/01/2023	44,963	44,965
5.82%, 06/01/2032 – 02/01/2033	4,140,921	4,299,181
5.85%, 03/01/2014	106,526	108,872
5.875%, 03/01/2023	34,344	35,398
5.88%, 11/01/2033	8,699,837	9,057,473
5.89%, 04/01/2032	1,637,566	1,720,474
5.90%, 04/01/2033	1,784,505	1,860,982
5.92%, 02/01/2034	1,815,076	1,883,214
5.97%, 06/01/2032	3,959,397	4,012,073
6.00%, 03/01/2014 – 05/01/2023	3,823,038	3,992,717
6.00%, 02/01/2017 (h)	15,964	16,247
6.00%, 09/01/2017 (h)	5,379	5,474
6.02%, 10/01/2024	84,520	87,640
6.07%, 11/01/2019 – 05/01/2041	176,044	179,526
6.09%, 04/01/2019	12,320	12,440
6.10%, 06/01/2032	2,805,488	2,907,060
6.11%, 10/01/2032	2,384,729	2,419,392
6.12%, 06/01/2032	1,070,220	1,107,137
6.13%, 03/01/2032	579,304	598,236
6.17%, 07/01/2028	2,131	2,169
6.19%, 04/01/2040	2,787,963	2,879,278
6.22%, 05/01/2019	21,532	21,880
6.25%, 04/01/2021	3,087	3,164
6.26%, 05/01/2022	2,083,774	2,119,878
6.27%, 11/01/2031	556,773	575,096
6.27%, 06/01/2032 (h)	2,137,154	2,199,110
6.30%, 08/01/2031	2,512,118	2,557,244
6.32%, 09/01/2031	4,227,928	4,317,635
6.35%, 06/01/2019 – 07/01/2033	414,583	429,400

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate continued
FNMA:
6.37%, 04/01/2032	$ 772,841	$805,838
6.38%, 04/01/2031	270,653	272,681
6.39%, 12/01/2031	1,456,017	1,461,237
6.42%, 09/01/2031 – 11/01/2031	1,789,771	1,834,227
6.45%, 05/01/2025 – 11/01/2031	384,858	401,899
6.48%, 08/01/2031 – 12/01/2039	6,049,162	6,210,479
6.49%, 10/01/2018 – 07/01/2031	1,986,841	1,999,464
6.50%, 07/01/2023 – 04/01/2032	894,198	924,877
6.52%, 10/01/2029	344,051	354,120
6.53%, 08/01/2031	434,310	439,939
6.55%, 03/01/2032	1,306,684	1,344,868
6.56%, 05/01/2025 – 02/01/2031	75,569	78,196
6.59%, 12/01/2031	2,853,452	2,887,714
6.61%, 06/01/2030	1,616,444	1,665,888
6.62%, 05/01/2030	61,989	62,836
6.72%, 03/01/2023	9,869	9,950
6.82%, 06/01/2028 – 12/01/2030	1,280,442	1,318,966
6.86%, 06/01/2032	1,799,926	1,878,014
6.87%, 01/01/2032	210,219	214,473
6.875%, 03/01/2017	2,007	2,075
6.91%, 08/01/2031	743,970	791,506
6.92%, 06/01/2027	960,017	981,966
6.95%, 06/01/2032	175,615	183,597
6.99%, 02/01/2028	68,489	70,504
7.07%, 06/01/2032	1,188,102	1,198,748
7.10%, 03/01/2015	56,607	57,168
7.34%, 01/01/2028	64,469	65,520
7.49%, 07/01/2030	289,209	297,183
7.50%, 10/01/2021	37,429	38,717
7.57%, 10/01/2025	41,426	43,134
7.70%, 03/01/2024	26,688	27,246
7.75%, 02/01/2024	8,090	8,255
7.79%, 01/01/2026	14,165	14,352
7.85%, 06/01/2024	1,022	1,040
8.375%, 12/01/2024	5,326	5,533
9.10%, 10/01/2024	11,299	11,503
GNMA:
3.00%, 01/20/2030 – 12/20/2032	2,290,614	2,317,434
3.25%, 08/20/2017	53,127	54,302
3.375%, 02/20/2016 – 01/20/2028	53,183,882	53,885,283
3.50%, 02/20/2018 – 04/20/2033	15,750,407	15,962,721
3.75%, 07/20/2016 – 09/20/2027	16,427,297	16,684,266
3.875%, 01/20/2022 – 12/20/2026	113,490	115,864
4.00%, 01/20/2016 – 03/20/2033	34,892,562	35,863,410
4.25%, 07/20/2022 – 07/20/2022	38,051	38,822

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-Rate continued
GNMA:
4.50%, 06/20/2019	$ 13,009	$ 13,375
4.625%, 10/20/2016 – 11/20/2027	68,913,543	70,957,256
5.00%, 08/20/2015 – 10/20/2015	148,957	152,822

		3,917,698,567

Total Agency Mortgage-Backed Pass Through Securities
(cost $4,342,631,480)		4,355,083,700

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 10.2%
Fixed-Rate 4.5%
FHLMC:
Ser. T-41, Class 3A, 7.50%, 07/25/2032	26,834,618	28,624,191
Ser. T-54, Class 3A, 7.00%, 02/25/2043	91,816,808	97,469,280
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 10/01/2031 (h)	30,291,147	32,430,459
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	2,370,089	2,545,032
Ser. 2001-W3, Class A, 7.00%, 09/25/2041	4,023,441	4,240,048
Ser. 2002-T4, Class A-3, 7.50%, 12/25/2041	39,692,414	42,576,561
Ser. 2003-W2, Class 2A8, 5.67%, 07/25/2042 (h)	47,795,240	49,288,841
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032	30,713,644	32,134,151

		289,308,563

Floating-Rate 5.7%
FHLMC:
Ser. T-48, Class 2A, 4.25%, 11/25/2032	15,789,994	16,522,624
Ser. T-54, Class 4A, 4.15%, 02/25/2043 (h)	12,564,621	12,907,830
FNMA:
Ser. 2001-T12, Class A4, 4.37%, 08/25/2041	25,608,287	26,358,835
Ser. 2002-66, Class A3, 4.16%, 04/25/2042	59,112,380	61,726,187
Ser. 2002-T12, Class A5, 4.38%, 10/25/2041	9,780,192	10,154,512
Ser. 2002-W4, Class A6, 4.44%, 02/25/2027	17,041,447	18,029,909
Ser. 2003-7, Class A2, 3.97%, 05/25/2042	7,079,472	7,189,882
Ser. 2003-63, Class A8, 3.994%, 01/25/2043	10,001,612	10,488,590
Ser. 2003-W6, Class F, 2.77%, 09/25/2042	207,078,935	208,094,367

		371,472,736

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $662,323,795)		660,781,299

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.0%
FAMC, Ser. 2000-A, Class A, 6.73%, 12/15/2039 (h)	29,053,451	30,501,584
FHLB, 3.01%, 07/16/2018 (h)	150,000,000	150,287,188
SLMA:
Ser. 1997-3, Class A2, FRN, 2.91%, 10/25/2010	51,379,082	51,952,102
Ser. 1997-4, Class A2, FRN, 3.02%, 10/25/2010 (h)	85,874,820	86,975,091
Ser. 1998-1, Class A2, FRN, 3.03%, 10/25/2011 (h)	69,706,136	70,653,704

Total U.S. Government & Agency Obligations (cost $388,637,469)		390,369,669

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Notes, 4.25%, 01/15/2010 (cost $2,931,172)	$ 2,836,150	$ 3,290,711

	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Money Market Fund ## ø (cost $108,668,755)	108,668,755	108,668,755

Total Investments (cost $6,719,404,001) 103.8%		6,737,436,499
Other Assets and Liabilities (3.8%)		(246,331,403)

Net Assets 100.0%		$ 6,491,105,096

(n)	Securities issued in zero coupon form with no periodic interest payments but are acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for these bonds. This rate is based on total expected income to be earned over the life of the bonds from amortization of discount at acquisition.
(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Inverse floating rate security
#	When-issued or delayed delivery securities
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FAMC	Federal Agricultural Mortgage Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities
TBA	To Be Announced

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of
December 31, 2004:

AAA	100.0%

The following table shows the percent of total bonds by maturity as of December 31, 2004:

Less than 1 year	1.9%
1 to 3 year(s)	43.8%
3 to 5 years	52.7%
5 to 10 years	1.6%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $6,719,404,001)	$6,737,436,499
Cash	567
Principal paydown receivable	20,011,582
Receivable for Fund shares sold	8,730,617
Interest receivable	26,382,812
Prepaid expenses and other assets	404,956

Total assets	6,792,967,033

Liabilities
Dividends payable	7,608,020
Payable for securities purchased	234,439,887
Payable for Fund shares redeemed	59,201,797
Advisory fee payable	111,937
Distribution Plan expenses payable	63,671
Due to other related parties	71,612
Accrued expenses and other liabilities	365,013

Total liabilities	301,861,937

Net assets	$6,491,105,096

Net assets represented by
Paid-in capital	$6,725,432,654
Overdistributed net investment income	(8,764,761)
Accumulated net realized losses on securities	(243,595,295)
Net unrealized gains on securities	18,032,498

Total net assets	$6,491,105,096

Net assets consists of
Class A	$1,084,797,528
Class B	658,045,158
Class C	1,601,048,623
Class I	2,490,795,673
Class IS	656,418,114

Total net assets	$6,491,105,096

Shares outstanding
Class A	115,324,567
Class B	69,965,025
Class C	170,226,039
Class I	264,837,095
Class IS	69,793,957

Net asset value per share
Class A	$9.41
Class A - Offering price (based on sales charge of 3.25%)	$9.73
Class B	$9.41
Class C	$9.41
Class I	$9.41
Class IS	$9.41

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2004 (unaudited)

Investment income
Interest	$95,408,191

Expenses
Advisory fee	7,630,391
Distribution Plan expenses
Class A	1,864,501
Class B	3,587,556
Class C	9,246,940
Class IS	950,022
Administrative services fee	3,630,154
Transfer agent fees	2,550,833
Trustees' fees and expenses	53,587
Printing and postage expenses	175,211
Custodian and accounting fees	999,232
Registration and filing fees	105,895
Professional fees	47,386
Interest expense	844
Other	86,274

Total expenses	30,928,826
Less: Expense reductions	(18,181)
Expense reimbursements	(372,976)

Net expenses	30,537,669

Net investment income	64,870,522

Net realized and unrealized gains or losses on securities
Net realized gains on securities	4,788,918
Net change in unrealized gains or losses on securities	1,294,187

Net realized and unrealized gains or losses on securities	6,083,105

Net increase in net assets resulting from operations	$70,953,627

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2004		Year Ended
	(unaudited)		June 30, 2004

Operations
Net investment income		$64,870,522		$ 126,877,303
Net realized gains or losses on securities		4,788,918		(660,498)
Net change in unrealized gains or losses
on securities		1,294,187		(29,069,096)

Net increase in net assets resulting
from operations		70,953,627		97,147,709

Distributions to shareholders from
Net investment income
Class A		(19,085,365)		(52,848,178)
Class B		(8,503,701)		(20,379,065)
Class C		(21,914,371)		(58,394,121)
Class I		(45,421,246)		(90,968,754)
Class IS		(11,844,432)		(34,570,575)

Total distributions to shareholders		(106,769,115)		(257,160,693)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	18,348,640	173,048,628	76,705,144	732,685,973
Class B	1,558,614	14,713,521	8,084,178	77,203,994
Class C	8,478,040	80,056,837	34,240,416	326,957,230
Class I	78,519,733	741,093,073	273,099,787	2,604,819,225
Class IS	20,536,097	193,821,426	83,554,998	798,602,225

		1,202,733,485		4,540,268,647

Net asset value of shares issued in
reinvestment of distributions
Class A	1,532,525	14,456,669	3,913,433	37,313,379
Class B	572,065	5,396,121	1,344,292	12,814,867
Class C	1,155,444	10,899,591	2,963,248	28,252,835
Class I	2,766,226	26,092,957	4,698,920	44,771,909
Class IS	666,415	6,285,921	1,665,328	15,882,916

		63,131,259		139,035,906

Automatic conversion of Class B
shares to Class A shares
Class A	341,677	3,225,781	571,925	5,456,677
Class B	(341,677)	(3,225,781)	(571,925)	(5,456,677)

		0		0

Payment for shares redeemed
Class A	(42,566,324)	(401,628,419)	(161,895,048)	(1,544,791,371)
Class B	(10,433,701)	(98,453,952)	(28,483,316)	(271,692,505)
Class C	(47,360,332)	(446,816,574)	(122,705,352)	(1,170,062,460)
Class I	(104,405,243)	(985,024,744)	(273,723,370)	(2,610,890,791)
Class IS	(32,068,698)	(302,415,346)	(160,048,745)	(1,528,376,489)

		(2,234,339,035)		(7,125,813,616)

Net decrease in net assets resulting
from capital share transactions		(968,474,291)		(2,446,509,063)

Total decrease in net assets		(1,004,289,779)		(2,606,522,047)
Net assets
Beginning of period		7,495,394,875		10,101,916,922

End of period		$6,491,105,096		$ 7,495,394,875

Overdistributed net investment income		$(8,764,761)		$ (7,676,244)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Adjustable Rate Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to mortgage paydown gains and losses.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended December 31, 2004, EIMC reimbursed expenses

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

relating to Class A shares in the amount of $372,976 which represents 0.06% of the average daily net assets of Class A shares (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended December 31, 2004, EIS received $35,798 from the sale of Class A shares and $9,578, $1,546,242 and $382,405 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of U.S. Government investment securities (excluding short-term securities and mortgage dollar roll transactions) were $1,202,699,881 and $272,027,666, respectively, for the six months ended December 31, 2004.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $6,719,405,902. The gross unrealized appreciation and depreciation on securities based on tax cost was $36,236,466 and $18,205,869, respectively, with a net unrealized appreciation of $18,030,597.

As of June 30, 2004, the Fund had $136,594,308 in capital loss carryovers for federal income tax purposes expiring as follows:

			Expiration

2005	2006	2007	2008	2009	2010	2011	2012

$34,064	$275,930	$281,543	$187,870	$426,146	$981,922	$10,210,807	$124,196,026

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of June 30, 2004, the Fund incurred and elected to defer post-October losses of $70,977,928.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended December 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended December 31, 2004, the Fund had average borrowings outstanding of $29,589 on an annualized basis at an average rate of 2.85% and paid interest of $844.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

564984 rv2 2/2005

Evergreen Limited Duration Fund

Evergreen

LIMITED DURATION FUND

Semiannual Report
as of December 31, 2004

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Limited Duration Fund, which covers the six-month period ended December 31, 2004.

As we entered the investment period, our fixed income portfolio management teams had to make decisions against the backdrop of a softening economy and a Federal Reserve ("Fed") that seemed determined to raise interest rates. While economic growth and payroll increases were coming in below expectations, energy prices were climbing and various measures of consumer inflation began to experience upward pressures. Monetary policymakers had been clear in their intentions to gradually raise interest rates, and they delivered with a largely expected 25 basis point increase in the federal funds rate on June 30th. After more than three years of excessive policy accommodation, interest rates were finally headed higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise.

Considering the moderation in Gross Domestic Product ("GDP") and the fact that the federal funds rate was below the inflation rate, we based our decisions on a gradual tightening of monetary policy.

The period began with a mixed message on the economy. After having climbed by more than 5% over the previous twelve months, GDP was off to a slower start in the second half of 2004. Yet the surge in payrolls during the spring had placed upward pressure on market yields. The bond market had obviously sent investors a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage

1

LETTER TO SHAREHOLDERS continued

inflation had sent market yields dramatically higher. Additionally, monetary policymakers began the period with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, interest rate concerns were exacerbated by the rise in gasoline prices and the potential impact on future inflation.

As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the fixed income markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably as the investment period progressed to the prospects of only slightly higher interest rates. Fed officials had also been making the rounds in speeches reiterating their intentions to remain "measured" in their approach to monetary policy. The pace of GDP and employment growth had also moderated, and the inflation fears of early summer had begun to dissipate. Indeed, despite the rise in oil prices, inflation reports were less threatening, suggesting that oil would ultimately prove a drag on economic growth. In addition, other factors helped drive market yields lower. The uncertain geopolitical environment resulted in higher demand for fixed income securities, and "safe haven" investing enabled prices to firm for many U.S. Treasuries and other fixed income securities. Foreign central bank intervention, in defense of their currencies, also helped drive market yields lower during the investment period.

The combination of these factors resulted in a flattening of the yield curve, with short rates rising faster than those for longer dated maturities. Our fixed income portfolio teams maintained neutral to defensive strategies throughout the investment period, emphasizing fundamentals such as duration, credit quality, and security selection when making portfolio decisions.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

David K. Fowley, CFA

Customized Fixed Income Team Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 12/31/2004.

The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/30/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	7/28/1998

Nasdaq symbol	ESDAX	ESDBX	ESDCX	ESDIX	ESDSX

6-month return with sales
charge	-1.44%	-3.57%	0.43%	N/A	N/A

6-month return w/o sales
charge	1.84%	1.43%	1.43%	1.94%	1.81%

Average annual return*

1-year with sales charge	-1.60%	-4.03%	-0.08%	N/A	N/A

1-year w/o sales charge	1.72%	0.91%	0.91%	1.93%	1.67%

5-year	4.26%	4.13%	4.47%	5.05%	4.78%

10-year	5.15%	5.25%	5.25%	5.54%	5.30%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, I or IS shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge for each class of shares is as follows: 3.25% for Class A, 5.00% for Class B and 1.00% for Class C. Class I and Class IS are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Limited Duration Fund Class A shares, versus a similar investment in the Lehman Brothers 1-3 Year Government/Credit Index (LB1-3GCI) and the Consumer Price Index (CPI).

The LB1-3GCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,018.37	$ 3.05
Class B	$ 1,000.00	$ 1,014.28	$ 7.11
Class C	$ 1,000.00	$ 1,014.28	$ 7.11
Class I	$ 1,000.00	$ 1,019.40	$ 2.04
Class IS	$ 1,000.00	$ 1,018.12	$ 3.26
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.18	$ 3.06
Class B	$ 1,000.00	$ 1,018.15	$ 7.12
Class C	$ 1,000.00	$ 1,018.15	$ 7.12
Class I	$ 1,000.00	$ 1,023.19	$ 2.04
Class IS	$ 1,000.00	$ 1,021.98	$ 3.26

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.60% for Class A, 1.40% for Class B, 1.40% for Class C, 0.40% for Class I and 0.64% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2004
CLASS A	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$10.22	$10.49	$10.45	$10.35

Income from investment operations
Net investment income	0.14	0.25	0.37	0.11
Net realized and unrealized gains or losses on securi ties, futures contracts and foreign currency
related transactions	0.05	(0.22)	0.05	0.10 [2]

Total from investment operations	0.19	0.03	0.42	0.21

Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.38)	(0.11)
Net realized gains	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.18)	(0.30)	(0.38)	(0.11)

Net asset value, end of period	$10.23	$10.22	$10.49	$10.45

Total return [3]	1.84%	0.34%	4.07%	2.02%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,960	$6,054	$6,440	$1,195
Ratios to average net assets
Expenses [4]	0.60% [5]	0.60%	0.51%	0.43% [5]
Net investment income	2.66% [5]	2.44%	3.30%	4.61% [5]
Portfolio turnover rate	40%	125%	147%	44%

1 For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2004
CLASS B	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$10.22	$10.49	$10.45	$10.35

Income from investment operations
Net investment income	0.10	0.17	0.28	0.09
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency
related transactions	0.05	(0.22)	0.05	0.10 [2]

Total from investment operations	0.15	(0.05)	0.33	0.19

Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.29)	(0.09)
Net realized gains	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.14)	(0.22)	(0.29)	(0.09)

Net asset value, end of period	$10.23	$10.22	$10.49	$10.45

Total return [3]	1.43%	(0.47%)	3.17%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,647	$8,423	$8,747	$ 479
Ratios to average net assets
Expenses [4]	1.40% [5]	1.41%	1.40%	1.33% [5]
Net investment income	1.86% [5]	1.61%	2.39%	3.72% [5]
Portfolio turnover rate	40%	125%	147%	44%

1 For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended June 30,
	December 31, 2004
CLASS C	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$ 10.22	$ 10.49	$ 10.45	$10.35

Income from investment operations
Net investment income	0.10	0.17	0.28	0.09
Net realized and unrealized gains or losses on securi ties, futures contracts and foreign currency
relatedtransactions	0.05	(0.22)	0.05	0.10 [2]

Total from investment operations	0.15	(0.05)	0.33	0.19

Distributions to shareholders from
Net investment income	(0.10)	(0.18)	(0.29)	(0.09)
Net realized gains	(0.04)	(0.04)	0	0

Total distributions to shareholders	(0.14)	(0.22)	(0.29)	(0.09)

Net asset value, end of period	$ 10.23	$ 10.22	$ 10.49	$10.45

Total return [3]	1.43%	(0.47%)	3.17%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,808	$19,121	$27,444	$2,272
Ratios to average net assets
Expenses [4]	1.40% [5]	1.41%	1.40%	1.33% [5]
Net investment income	1.86% [5]	1.61%	2.39%	3.72% [5]
Portfolio turnover rate	40%	125%	147%	44%

1 For the period from March 27, 2002 (commencement of class operations), to June 30, 2002.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,			Year Ended September 30,
	2004
CLASS I	(unaudited)	2004	2003	2002 [1]	2001	2000	1999

Net asset value, beginning of period	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18	$ 10.21	$ 10.52

Income from investment operations
Net investment income	0.15	0.27	0.37	0.49 [2]	0.62 [2]	0.67	0.60
Net realized and unrealized gains
or losses on securities,
futures contracts and foreign
currency related transactions	0.05	(0.22)	0.06	(0.20)	0.42	(0.04)	(0.29)

Total from investment operations	0.20	0.05	0.43	0.29	1.04	0.63	0.31

Distributions to shareholders from
Net investment income	(0.15)	(0.28)	(0.39)	(0.39)	(0.67)	(0.66)	(0.60)
Net realized gains	(0.04)	(0.04)	0	0	0	0	(0.02)
Total distributions to shareholders	(0.19)	(0.32)	(0.39)	(0.39)	(0.67)	(0.66)	(0.62)

Net asset value, end of period	$ 10.23	$ 10.22	$ 10.49	$ 10.45	$ 10.55	$ 10.18	$ 10.21

Total return	1.94%	0.53%	4.20%	2.82%	10.51%	6.42%	3.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$373,267	$403,182	$445,835	$513,905	$331,219	$282,827	$312,157
Ratios to average net assets
Expenses [3]	0.40% [4]	0.41%	0.39%	0.33% [4]	0.27%	0.30%	0.31%
Net investment income	2.86% [4]	2.61%	3.57%	4.71% [4]	6.06%	6.61%	5.88%
Portfolio turnover rate	40%	125%	147%	44%	116%	62%	147%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,			Year Ended September 30,
	2004
CLASS IS	(unaudited)	2004	2003	2002 [1]	2001	2000	1999

Net asset value, beginning of period	$ 10.22	$ 10.49	$ 10.45	$ 10.21	$ 10.18	$10.21	$10.52

Income from investment operations
Net investment income	0.14 [2]	0.25 [2]	0.35	0.47 [2]	0.59 [2]	0.64	0.58
Net realized and unrealized gains
or losses on securities, futures
contracts and foreign currency
related transactions	0.05	(0.22)	0.05	(0.20)	0.42	(0.03)	(0.29)

Total from investment operations	0.19	0.03	0.40	0.27	1.01	0.61	0.29

Distributions to shareholders from
Net investment income	(0.14)	(0.26)	(0.36)	(0.37)	(0.64)	(0.64)	(0.58)
Net realized gains	(0.04)	(0.04)	0	0	0	0	(0.02)

Total distributions to shareholders	(0.18)	(0.30)	(0.36)	(0.37)	(0.64)	(0.64)	(0.60)

Net asset value, end of period	$ 10.23	$ 10.22	$ 20.49	$ 10.45	$ 10.55	$10.18	$10.21

Total return	1.81%	0.27%	3.94%	2.63%	10.24%	6.15%	2.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,651	$21,040	$36,522	$32,724	$29,418	$9,148	$1,629
Ratios to average net assets
Expenses [3]	0.64% [4]	0.66%	0.65%	0.57% [4]	0.52%	0.54%	0.56%
Net investment income	2.61% [4]	2.36%	3.31%	4.47% [4]	5.76%	6.45%	5.67%
Portfolio turnover rate	40%	125%	147%	44%	116%	62%	147%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 4.1%
FIXED-RATE 4.1%
FHLMC:
3.25%, 05/15/2021	$ 10,000,000	$9,936,754
Ser. 1916, Class PB, 6.50%, 08/15/2011	304,871	310,111
Ser. H012, Class A2, 2.50%, 11/15/2008	6,806,591	6,641,330

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $17,173,851)		16,888,195

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 13.3%
FIXED-RATE 12.5%
FHLMC:
4.50%, 06/01/2009	6,235,153	6,314,188
5.50%, 07/01/2019	13,881,102	14,350,865
FNMA:
4.50%, 08/01/2011	4,621,446	4,654,030
5.00%, 02/01/2019	4,189,402	4,260,483
5.50%, 07/01/2014 - 08/01/2014	20,821,080	21,686,028
6.50%, 09/01/2005 - 08/01/2010	99,026	103,173
GNMA:
6.50%, 12/15/2008 - 10/15/2010	138,272	145,486
8.00%, 08/15/2007	649	678
8.50%, 06/20/2005 - 09/20/2005	4,908	4,943
9.00%, 03/20/2005 - 08/15/2022	150,476	168,095
14.00%, 02/15/2012 - 06/15/2012	373,875	435,246

		52,123,215

FLOATING-RATE 0.8%
Banc America, Inc., Ser. 2001-7WTA, Class E, 3.24%, 01/27/2006 144A h	3,500,000	3,303,812

Total Agency Mortgage-Backed Pass Through Securities
(cost $55,403,120)		55,427,027

ASSET-BACKED SECURITIES 3.7%
Capital One Auto Finance Trust, Ser. 2002-A, Class A4, 4.79%, 01/15/2009	5,000,000	5,052,004
Chase Credit Card Owner Trust, Ser. 2001-B, Class A4, 3.80%, 05/15/2008	2,410,712	2,420,263
Empire Funding Home Loan Owner Trust, Ser. 1998-2, Class M2, 7.43%,
06/25/2024	1,042,452	1,051,986
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A-5, 7.35%, 04/15/2027	2,179,112	2,259,681
Residential Asset Mtge. Products, Inc., Ser. 2001-RS1, Class AI4, 7.01%,
03/25/2031	2,184,556	2,213,912
Salomon Brothers Mtge. Securities, Inc., Ser. 1999-AQ2, Class M1, 3.25%,
11/15/2029	2,308,765	2,319,324

Total Asset-Backed Securities (cost $15,515,427)		15,317,170

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 4.7%
FIXED-RATE 4.7%
Banc America Mtge. Securities, Inc., Ser. 2002-X1, Class A1, 3.63%,
10/11/2033 144A	$ 383,112	$383,466
Diversified REIT, Ser. 1999-1A, Class A1, 6.78%, 09/18/2007 144A	4,875,000	5,106,745
GE Capital Mtge. Svcs., Inc., Ser. 2002-2A, Class A1, 3.35%, 08/11/2036	3,912,661	3,902,466
GNMA, Ser. 2003-22, Class A, 2.75%, 06/16/2021	6,476,824	6,369,376
Greenwich Capital Acceptance, Inc., Ser. 2001-ZC1A, Class A, 6.36%,
06/14/2006 144A h	2,866,411	2,935,731
Midland Realty Acceptance Corp., Ser. 1996-C2, Class A2, 7.23%, 01/25/2029	873,540	913,552

Total Commercial Mortgage-Backed Securities (cost $19,917,702)		19,611,336

CORPORATE BONDS 36.0%
CONSUMER DISCRETIONARY 3.8%
Household Durables 1.5%
Pulte Homes, Inc., 4.875%, 07/15/2009	3,000,000	3,043,446
Ryland Group, Inc., 8.00%, 08/15/2006 (p)	3,000,000	3,225,000

		6,268,446

Media 1.8%
Clear Channel Communications, Inc., 3.125%, 02/01/2007	3,000,000	2,956,491
Time Warner, Inc., 8.18%, 08/15/2007	4,000,000	4,444,936

		7,401,427

Multi-line Retail 0.5%
May Department Stores Co., 8.30%, 07/15/2026	2,000,000	2,168,490

CONSUMER STAPLES 2.2%
Beverages 1.2%
Bottling Group LLC, 2.45%, 10/16/2006 (p)	5,000,000	4,925,690

Food Products 1.0%
ConAgra Foods, Inc., 6.00%, 09/15/2006	4,000,000	4,166,476

FINANCIALS 22.2%
Capital Markets 3.8%
Bear Stearns Co, 2.43%, 01/30/2009 (p)	4,000,000	4,013,748
Goldman Sachs Group, Inc., 2.85%, 10/27/2006	4,000,000	3,964,300
Merrill Lynch & Co., 2.71%, 09/09/2009	4,000,000	4,000,900
Westfield Capital Corp., Ltd., 2.47%, 11/02/2007 144A	4,000,000	4,000,468

		15,979,416

Commercial Banks 3.9%
Credit Suisse First Bank, 4.125%, 01/15/2010	4,000,000	3,983,652
Fleet Capital Trust V, 3.51%, 12/18/2028	4,000,000	4,010,992
Preferred Term Securities, Ltd.:
4.10%, 03/24/2034 144A h	5,000,000	5,016,971
4.10%, 06/24/2034 144A h	3,000,000	3,010,074

		16,021,689

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 4.2%
Capital One Bank Co., 6.875%, 02/01/2006	$ 3,000,000	$3,112,944
General Electric Capital Corp., 5.00%, 06/15/2007	6,000,000	6,205,854
John Deere Capital Corp., MTN, 3.125%, 12/15/2005 (p)	5,000,000	4,993,590
Sprint Capital Corp., 6.125%, 11/15/2008	3,000,000	3,220,041

		17,532,429

Diversified Financial Services 3.6%
Citigroup, Inc., 2.48%, 11/05/2014	4,000,000	4,016,252
Household Finance Corp., 4.125%, 12/15/2008	4,000,000	4,019,980
JPMorgan Chase & Co., 3.50%, 09/30/2034	4,000,000	3,999,992
Trapeza CDO LLC, Ser. 2004-7A, Class B1, 3.63%, 01/25/2035144A h	3,000,000	3,000,000

		15,036,224

Insurance 2.9%
American International Group, Inc., 2.875%, 05/15/2008	5,000,000	4,849,390
Genworth Financial, Inc., FRN, 2.64%, 06/15/2007	4,000,000	3,998,076
Monumental Global Funding, 3.90%, 06/15/2009 144A	3,070,000	3,034,695

		11,882,161

Real Estate 1.9%
EOP Operating LP, 4.75%, 06/15/2009	3,500,000	3,577,371
Simon Property Group Inc., REIT, 5.375%, 08/28/2008	4,000,000	4,173,380

		7,750,751

Thrifts & Mortgage Finance 1.9%
Countrywide Home Loan, FRN, 2.89%, 06/02/2006	4,000,000	4,018,216
Washington Mutual, Inc., 2.81%, 01/15/2010	4,000,000	3,999,612

		8,017,828

HEALTH CARE 0.9%
Health Care Providers & Services 0.9%
Manor Care, Inc., 7.50%, 06/15/2006	3,000,000	3,162,774
Quest Diagnostics, Inc., 6.75%, 07/12/2006	420,000	440,607

		3,603,381

INDUSTRIALS 1.1%
Industrial Conglomerates 1.1%
Textron Financial Corp., 2.69%, 10/03/2006	4,500,000	4,438,057

INFORMATION TECHNOLOGY 0.9%
IT Services 0.9%
USA Interactive, 6.75%, 11/15/2005	3,500,000	3,597,745

MATERIALS 1.0%
Paper & Forest Products 1.0%
International Paper Co., 4.25%, 01/15/2009	4,000,000	4,018,328

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services 1.3%
GTE Corp., 6.36%, 04/15/2006	$ 5,390,000	$5,593,063

UTILITIES 2.6%
Electric Utilities 0.6%
Pacific Gas & Electric Corp., FRN, 3.26%, 04/03/2006	2,750,000	2,752,461

Multi-Utilities & Unregulated Power 2.0%
Baltimore Gas & Electric Co., 5.25%, 12/15/2006	3,000,000	3,096,138
Dominion Resources, Inc., 7.625%, 07/15/2005	5,000,000	5,119,375

		8,215,513

Total Corporate Bonds (cost $149,992,105)		149,369,575

U.S. GOVERNMENT & AGENCY OBLIGATIONS 14.8%
U.S. AGENCY OBLIGATIONS 14.8%
FHLB:
1.875%, 06/15/2006	6,000,000	5,896,470
2.50%, 12/15/2005	6,500,000	6,472,641
5.125%, 03/06/2006	7,000,000	7,166,439
FHLMC:
2.375%, 04/15/2006 (p)	5,000,000	4,957,225
2.85%, 02/23/2007	8,000,000	7,915,976
FNMA:
2.25%, 05/15/2006 (p)	10,000,000	9,884,420
2.46%, 03/23/2005, FRN	10,000,000	10,000,190
3.68%, 02/17/2009	5,000,000	5,046,900
4.00%, 09/02/2008 (p)	4,000,000	4,024,276

Total U.S. Government & Agency Obligations (cost $61,905,809)		61,364,537

U.S. TREASURY OBLIGATIONS 11.0%
U.S. Treasury Bills, 2.54%, 06/30/2005 ° † ƒ	600,000	592,479
U.S. Treasury Notes:
1.625%, 10/31/2005 ƒ	25,000	24,794
2.00%, 08/31/2005 (p)	9,700,000	9,665,148
2.50%, 05/31/2006 (p)	10,000,000	9,945,710
2.625%, 11/15/2006 (p)	10,000,000	9,929,300
2.875%, 11/30/2006 (p)	10,000,000	9,971,880
3.375%, 10/15/2009 (p)	3,000,000	2,971,407
3.50%, 12/15/2009 (p)	2,500,000	2,488,673

Total U.S. Treasury Obligations (cost $45,768,498)		45,589,391

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 1.0%
FIXED RATE 1.0%
Ge Capital Mall Finance Corp., 7.25%, 09/13/2028 144A (cost $4,459,375)	4,000,000	4,384,900

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.8%
FLOATING-RATE 1.8%
Bank of America Mtge. Securities, Inc., Ser. 2002-E, Class A1, 5.98%, 05/20/2032 .	$ 133,030	$134,634
Washington Mutual, Inc.:
Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	3,500,000	3,447,375
Ser. 2004-AR5, Class A6, 3.87%, 06/25/2034	4,000,000	3,941,920

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $7,372,280)		7,523,929

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.2%
FIXED RATE 0.2%
PNC Mtge. Securities Corp., Ser. 1998-12, Class CB1, 6.79%, 01/25/2029
(cost $1,028,335)	1,014,544	1,018,378

YANKEE OBLIGATIONS - CORPORATE 5.8%
ENERGY 1.0%
Oil & Gas 1.0%
EnCana Corp., 4.60%, 08/15/2009	4,000,000	4,079,388

FINANCIALS 2.0%
Commercial Banks 2.0%
KFW, 3.25%, 07/16/2007	5,000,000	4,984,120
Royal Bank of Scotland, 2.94%, 12/29/2049	4,000,000	3,532,924

		8,517,044

TELECOMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 2.8%
France Telecom SA, 7.95%, 03/01/2006	4,000,000	4,201,024
Telefonos De Mexico SA, 4.50%, 11/19/2008	4,000,000	4,036,656
Telus Corp., 7.50%, 06/01/2007	3,000,000	3,261,303

		11,498,983

Total Yankee Obligations - Corporate (cost $23,869,746)		24,095,415

	Shares	Value

PREFERRED STOCKS 1.0%
FINANCIALS 1.0%
Thrifts & Mortgage Finance 1.0%
Fannie Mae (cost $3,902,500)	70,000	3,985,625

MUTUAL FUND SHARES 1.3%
PIMCO High Income Fund r (cost $5,217,679)	350,000	5,229,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 16.4%
MUTUAL FUND SHARES 16.4%
Evergreen Institutional Money Market Fund ø	5,687,477	$5,687,477
Navigator Prime Portfolio (pp)	62,477,940	62,477,940

Total Short-Term Investments (cost $68,165,417)		68,165,417

Total Investments (cost $479,691,844) 115.1%		477,969,895
Other Assets and Liabilities (15.1%)		(62,635,657)

Net Assets 100.0%		$415,334,238

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
h	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
(p)	All or a portion of this security is on loan.
°	Zero coupon bond, rate shown represents the yield to maturity at date of purchase.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of December 31, 2004:

AAA	56.3%
AA	4.4%
A	19.8%
BBB	18.1%
B	1.1%
NR	0.3%

100.0%

The following table shows the percent of total bonds by maturity as of December 31, 2004:

Less than 1 year	13.7%
1 to 3 year(s)	45.3%
3 to 5 years	30.7%
5 to 10 years	3.0%
20 to 30 years	7.3%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $479,691,844) including $61,284,975 of
securities loaned	$477,969,895
Principal paydown receivable	2,322,329
Receivable for Fund shares sold	230,465
Interest and dividends receivable	2,958,366
Receivable for securities lending income	5,817
Prepaid expenses and other assets	5,325

Total assets	483,492,197

Liabilities
Dividends payable	803,695
Payable for securities purchased	3,902,500
Payable for Fund shares redeemed	883,135
Payable for securities on loan	62,477,940
Payable for daily variation margin on open futures contracts	29,531
Advisory fee payable	7,537
Distribution Plan expenses payable	1,802
Due to other related parties	3,772
Accrued expenses and other liabilities	48,047

Total liabilities	68,157,959

Net assets	$415,334,238

Net assets represented by
Paid-in capital	$419,124,291
Overdistributed net investment income	(553,822)
Accumulated net realized losses on securities, futures contracts and foreign currency
related transactions	(1,447,606)
Net unrealized losses on securities and futures contracts	(1,788,625)

Total net assets	$415,334,238

Net assets consists of
Class A	$4,960,187
Class B	7,646,999
Class C	14,808,265
Class I	373,267,390
Class IS	14,651,397

Total net assets	$415,334,238

Shares outstanding
Class A	484,648
Class B	747,171
Class C	1,446,851
Class I	36,470,552
Class IS	1,431,665

Net asset value per share
Class A	$10.23
Class A - Offering price (based on sales charge of 3.25%)	$10.57
Class B	$10.23
Class C	$10.23
Class I	$10.23
Class IS	$10.23

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2004 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $7,616)	6,857,998
Dividends	$516,350

Total investment income	7,374,348

Expenses
Advisory fee	498,359
Distribution Plan expenses
Class A	8,721
Class B	42,122
Class C	87,254
Class IS	24,578
Administrative services fee	226,315
Transfer agent fees	48,388
Trustees' fees and expenses	3,033
Printing and postage expenses	21,487
Custodian and accounting fees	60,163
Registration and filing fees	25,346
Professional fees	13,096
Other	2,139

Total expenses	1,061,001
Less: Expense reductions	(2,175)
Expense reimbursements	(2,907)

Net expenses	1,055,919

Net investment income	6,318,429

Net realized and unrealized gains or losses on securities and futures contracts
Net realized losses on:
Securities	(1,442,157)
Futures contracts	(273,772)

Net realized losses on securities and futures contracts	(1,715,929)
Net change in unrealized gains or losses on securities and futures contracts	4,173,700

Net realized and unrealized gains or losses on securities and futures contracts	2,457,771

Net increase in net assets resulting from operations	$8,776,200

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2004		Year Ended
	(unaudited)		June 30, 2004

Operations
Net investment income		$ 6,318,429		$ 12,684,810
Net realized gains or losses on securities,
futures contracts and foreign currency
related transactions		(1,715,929)		2,983,720
Net change in unrealized gains or losses
on securities and futures contracts		4,173,700		(12,792,449)

Net increase in net assets resulting
from operations		8,776,200		2,876,081

Distributions to shareholders from
Net investment income
Class A		(79,791)		(173,836)
Class B		(81,882)		(153,582)
Class C		(169,499)		(410,717)
Class I		(5,903,577)		(11,865,674)
Class IS		(268,524)		(635,954)
Net realized gains
Class A		(17,492)		(24,584)
Class B		(26,556)		(38,588)
Class C		(52,332)		(101,278)
Class I		(1,289,542)		(1,849,118)
Class IS		(58,872)		(107,329)

Total distributions to shareholders		(7,948,067)		(15,360,660)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	154,776	1,589,897	1,019,015	10,569,385
Class B	44,570	457,821	269,651	2,791,485
Class C	50,841	522,299	517,029	5,366,155
Class I	3,500,425	35,953,581	19,079,001	197,789,913
Class IS	317,062	3,254,443	968,829	10,058,203

		41,778,041		226,575,141

Net asset value of shares issued in
reinvestment of distributions
Class A	6,349	65,197	12,883	133,391
Class B	6,651	68,282	12,364	127,907
Class C	14,680	150,715	33,242	343,959
Class I	192,897	1,980,275	375,498	3,885,945
Class IS	24,442	251,027	55,751	577,062

		2,515,496		5,068,264

Automatic conversion of Class B shares
to Class A shares
Class A	6,986	71,902	9,609	99,719
Class B	(6,986)	(71,902)	(9,609)	(99,719)

		0		0

Payment for shares redeemed
Class A	(275,741)	(2,835,344)	(1,063,388)	(11,020,085)
Class B	(121,168)	(1,246,093)	(282,429)	(2,923,653)
Class C	(489,410)	(5,030,293)	(1,296,633)	(13,427,038)
Class I	(6,670,083)	(68,553,960)	(22,521,593)	(233,544,249)
Class IS	(968,452)	(9,942,348)	(2,448,733)	(25,410,654)

		(87,608,038)		(286,325,679)

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	December 31, 2004	Year Ended
	(unaudited)	June 30, 2004

Capital share transactions continued
Net decrease in net assets resulting from
capital share transactions	$ (43,314,501)	$ (54,682,274)

Total decrease in net assets	(42,486,368)	(67,166,853)
Net assets
Beginning of period	457,820,606	524,987,459

End of period	$ 415,334,238	$ 457,820,606

Overdistributed net investment income	$ (553,822)	$ (368,978)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Limited Duration Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.22% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended December 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $2,907 which represents 0.10% of the average daily net assets of Class A shares (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended December 31, 2004, EIS received $2,508 from the sale of Class A shares and $19,201 and $8,458 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$94,764,862	$80,131,398	$85,129,250	$114,509,309

At December 31, 2004, the Fund had open short futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	December 31, 2004	Loss

March 2005	210 2-Year U.S. Treasury Note Futures	$43,948,012	$44,014,688	$66,676

During the six months ended December 31, 2004, the Fund loaned securities to certain brokers. At December 31, 2004, the value of securities on loan and the value of collateral amounted to $61,284,975 and $62,477,940, respectively. During the six months ended December 31, 2004, the Fund earned $24,992 in income from securities lending which is included in interest income on the Statement of Operations.

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $479,691,844. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,202,270 and $2,924,219, respectively, with a net unrealized depreciation of $1,721,949.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended December 31, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

564985 rv2 2/2005

Evergreen Short Intermediate Bond Fund

Evergreen

SHORT INTERMEDIATE BOND FUND

Semiannual Report
as of December 31, 2004

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund's proxy voting policies and procedures is available without charge, upon request, by calling 800.343.2898, by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Information relating to how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

February 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Short Intermediate Bond Fund, which covers the six-month period ended December 31, 2004.

As we entered the investment period, our fixed income portfolio management teams had to make decisions against the backdrop of a softening economy and a Federal Reserve ("Fed") that seemed determined to raise interest rates. While economic growth and payroll increases were coming in below expectations, energy prices were climbing and various measures of consumer inflation began to experience upward pressures. Monetary policymakers had been clear in their intentions to gradually raise interest rates, and they delivered with a largely expected 25 basis point increase in the federal funds rate on June 30th. After more than three years of excessive policy accommodation, interest rates were finally headed higher. The question for the markets was no longer the direction of interest rates, but rather the degree to which they would rise.

Considering the moderation in Gross Domestic Product ("GDP") and the fact that the federal funds rate was below the inflation rate, we based our decisions on a gradual tightening of monetary policy.

The period began with a mixed message on the economy. After having climbed by more than 5% over the previous twelve months, GDP was off to a slower start in the second half of 2004. Yet the surge in payrolls during the spring had placed upward pressure on market yields. The bond market had obviously sent investors a message: be careful what you wish for. After having fretted for months about a jobless recovery, the sudden large number of jobs being created and the threat of higher wage

1

LETTER TO SHAREHOLDERS continued

inflation had sent market yields dramatically higher. Additionally, monetary policymakers began the period with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, interest rate concerns were exacerbated by the rise in gasoline prices and the potential impact on future inflation.

As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the fixed income markets needed. As with many issues confronting investors in recent years, clarity bested uncertainty, and the bond market responded favorably as the investment period progressed to the prospects of only slightly higher interest rates. Fed officials had also been making the rounds in speeches reiterating their intentions to remain "measured" in their approach to monetary policy. The pace of GDP and employment growth had also moderated, and the inflation fears of early summer had begun to dissipate. Indeed, despite the rise in oil prices, inflation reports were less threatening, suggesting that oil would ultimately prove a drag on economic growth. In addition, other factors helped drive market yields lower. The uncertain geopolitical environment resulted in higher demand for fixed income securities, and "safe haven" investing enabled prices to firm for many U.S. Treasuries and other fixed income securities. Foreign central bank intervention, in defense of their currencies, also helped drive market yields lower during the investment period.

The combination of these factors resulted in a flattening of the yield curve, with short rates rising faster than those for longer dated maturities. Our fixed income portfolio teams maintained neutral to defensive strategies throughout the investment period, emphasizing fundamentals such as duration, credit quality, and security selection when making portfolio decisions.

2

LETTER TO SHAREHOLDERS continued

As always, we encourage our investors to maintain their long-term diversification strategies within their overall investment portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of December 31, 2004

MANAGEMENT TEAM

Tattersall Advisory Group, Inc.

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc. Morningstar's style box is based on a portfolio date as of 12/31/2004. The fixed income style box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/31/1977

	Class A	Class B	Class C	Class I	Class IS
Class inception date	6/5/2002	6/5/2002	6/5/2002	11/24/1997	3/9/1998

Nasdaq symbol	EFXAX	EFXBX	EFXCX	ESFIX	EFISX

6-month return with sales
charge	-0.03%	-2.17%	1.83%	N/A	N/A

6-month return w/o sales
charge	3.27%	2.83%	2.83%	3.35%	3.22%

Average annual return*

1-year with sales charge	-0.31%	-2.75%	1.22%	N/A	N/A

1-year w/o sales charge	3.08%	2.21%	2.21%	3.24%	2.98%

5-year	6.44%	6.35%	6.66%	7.21%	6.94%

10-year	6.50%	6.61%	6.61%	6.88%	6.61%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Class A, B, C, I or IS shares, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge for each class of shares is as follows: 3.25% for Class A, 5.00% for Class B and 1.00% for Class C. Class I and Class IS are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Historical performance shown for Classes A, B, C and IS prior to their inception is based on the fund's Class I shares, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Short Intermediate Bond Fund Class A shares, versus a similar investment in the Lehman Brothers Intermediate Government/Credit Index (LBIGCI) and the Consumer Price Index (CPI).

The LBIGCI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund.

All data is as of December 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

The example illustrates your fund's costs in two ways:

• Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	7/1/2004	12/31/2004	Period*

Actual
Class A	$ 1,000.00	$ 1,032.70	$ 3.74
Class B	$ 1,000.00	$ 1,028.31	$ 8.08
Class C	$ 1,000.00	$ 1,028.31	$ 8.08
Class I	$ 1,000.00	$ 1,033.48	$ 2.97
Class IS	$ 1,000.00	$ 1,032.18	$ 4.25
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,021.53	$ 3.72
Class B	$ 1,000.00	$ 1,017.24	$ 8.03
Class C	$ 1,000.00	$ 1,017.24	$ 8.03
Class I	$ 1,000.00	$ 1,022.28	$ 2.96
Class IS	$ 1,000.00	$ 1,021.02	$ 4.23

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.73% for Class A, 1.58% for Class B, 1.58% for Class C, 0.58% for Class I and 0.83% for Class IS), multiplied by the average account value over the period, multiplied by 184 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,
	2004
CLASS A	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income	0.11	0.22	0.27	0.02
Net realized and unrealized gains or losses on securities	0.09	(0.25)	0.34	0

Total from investment operations	0.20	(0.03)	0.61	0.02

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.27)	(0.02)
Net realized gains	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.12)	(0.25)	(0.29)	(0.02)

Net asset value, end of period	$ 6.13	$ 6.05	$ 6.33	$ 6.01

Total return [2]	3.27%	(0.41%)	10.42%	0.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$87,660	$84,755	$93,989	$75,418
Ratios to average net assets
Expenses [3]	0.73% [4]	0.74%	0.67%	0.67% [4]
Net investment income	3.49% [4]	3.62%	4.35%	4.85% [4]
Portfolio turnover rate	87%	149%	132%	138%

1 For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,
	2004
CLASS B	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income	0.08	0.17	0.21	0.02
Net realized and unrealized gains or losses on securities	0.09	(0.25)	0.35	0

Total from investment operations	0.17	(0.08)	0.56	0.02

Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.22)	(0.02)
Net realized gains	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.09)	(0.20)	(0.24)	(0.02)

Net asset value, end of period	$ 6.13	$ 6.05	$ 6.33	$ 6.01

Total return [2]	2.83%	(1.27%)	9.45%	0.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,843	$13,664	$21,249	$16,801
Ratios to average net assets
Expenses [3]	1.58% [4]	1.59%	1.57%	1.57% [4]
Net investment income	2.65% [4]	2.77%	3.45%	3.94% [4]
Portfolio turnover rate	87%	149%	132%	138%

1 For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,
	2004
CLASS C	(unaudited)	2004	2003	2002 [1]

Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.01

Income from investment operations
Net investment income	0.08	0.17	0.21	0.02
Net realized and unrealized gains or losses on securities	0.09	(0.25)	0.35	0

Total from investment operations	0.17	(0.08)	0.56	0.02

Distributions to shareholders from
Net investment income	(0.09)	(0.19)	(0.22)	(0.02)
Net realized gains	0	(0.01)	(0.02)	0

Total distributions to shareholders	(0.09)	(0.20)	(0.24)	(0.02)

Net asset value, end of period	$ 6.13	$ 6.05	$ 6.33	$ 6.01

Total return [2]	2.83%	(1.27%)	9.45%	0.28%

Ratios and supplemental data
Net assets, end of period (thousands)	$25,225	$30,311	$39,936	$28,833
Ratios to average net assets
Expenses [3]	1.58% [4]	1.59%	1.57%	1.57% [4]
Net investment income	2.65% [4]	2.77%	3.44%	3.94% [4]
Portfolio turnover rate	87%	149%	132%	138%

1 For the period from June 5, 2002 (commencement of class operations), to June 30, 2002.

2 Excluding applicable sales charges

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,			Year Ended September 30,
	2004
CLASS I	(unaudited)	2004	2003	2002 [1]	2001	2000	1999

Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83	$ 5.82	$ 6.12

Income from investment operations
Net investment income	0.11	0.23	0.28	0.24	0.36	0.37	0.35
Net realized and unrealized gains
or losses on securities	0.09	(0.25)	0.34	(0.03)	0.35	0.01	(0.30)

Total from investment operations	0.20	(0.02)	0.62	0.21	0.71	0.38	0.05

Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.28)	(0.23)	(0.36)	(0.37)	(0.35)
Net realized gains	0	(0.01)	(0.02)	(0.15)	0	0	0
Total distributions to shareholders	(0.12)	(0.26)	(0.30)	(0.38)	(0.36)	(0.37)	(0.35)

Net asset value, end of period	$ 6.13	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83	$ 5.82

Total return	3.35%	(0.27%)	10.54%	3.63%	12.49%	6.82%	0.84%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,150,476	$1,150,215	$1,149,953	$822,835	$513,230	$554,432	$590,927
Ratios to average net assets
Expenses [2]	0.58% [3]	0.59%	0.57%	0.57% [3]	0.56%	0.52%	0.49%
Net investment income	3.64% [3]	3.76%	4.44%	5.17% [3]	5.96%	6.52%	5.86%
Portfolio turnover rate	87%	149%	132%	138%	187%	37%	63%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

3 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	December 31,	Year Ended June 30,			Year Ended September 30,
	2004
CLASS IS	(unaudited)	2004	2003	2002 [1]	2001	2000	1999

Net asset value, beginning of period	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83	$ 5.82	$ 6.12

Income from investment operations
Net investment income	0.10 [2]	0.21	0.27	0.22	0.34	0.36	0.33
Net realized and unrealized gains
or losses on securities	0.09	(0.24)	0.34	(0.02)	0.35	0.01	(0.30)

Total from investment operations	0.19	(0.03)	0.61	0.20	0.69	0.37	0.03

Distributions to shareholders from
Net investment income	(0.11)	(0.24)	(0.27)	(0.22)	(0.34)	(0.36)	(0.33)
Net realized gains	0	(0.01)	(0.02)	(0.15)	0	0	0

Total distributions to shareholders	(0.11)	(0.25)	(0.29)	(0.37)	(0.34)	(0.36)	(0.33)

Net asset value, end of period	$ 6.13	$ 6.05	$ 6.33	$ 6.01	$ 6.18	$ 5.83	$ 5.82

Total return	3.22%	(0.52%)	10.27%	3.43%	12.21%	6.55%	0.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$16,820	$17,507	$19,512	$16,601	$14,163	$12,709	$11,590
Ratios to average net assets
Expenses [3]	0.83% [4]	0.84%	0.83%	0.83% [4]	0.81%	0.78%	0.74%
Net investment income	3.41% [4]	3.44%	4.22%	4.93% [4]	5.70%	6.26%	5.65%
Portfolio turnover rate	87%	149%	132%	138%	187%	37%	63%

1 For the nine months ended June 30, 2002. The Fund changed its fiscal year end from September 30 to June 30, effective June 30, 2002.

2 Net investment income per share is based on average shares outstanding during the period.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 9.3%
Fixed-rate 9.3%
FHLMC, 6.98%, 10/01/2020 (h)	$ 15,802,050	$17,707,777
FNMA:
4.44%, 04/01/2013	2,383,773	2,374,474
4.83%, 02/01/2013	11,503,135	11,717,737
5.95%, 01/01/2009	5,985,774	6,357,293
6.08%, 10/01/2008	15,238,587	16,173,949
6.29%, 06/01/2011	3,445,251	3,767,633
6.37%, 01/01/2008	2,183,607	2,310,713
6.79%, 12/01/2007	2,662,801	2,839,739
6.82%, 12/01/2007	6,233,197	6,647,352
6.875%, 01/01/2007	2,760,557	2,889,948
6.91%, 07/01/2009	9,408,030	10,336,044
6.95%, 10/01/2006	7,489,463	7,796,385
6.97%, 11/01/2007	3,966,068	4,266,205
7.09%, 07/01/2009	2,828,203	3,124,553
7.20%, 12/01/2006	3,254,191	3,412,101
7.32%, 12/01/2010	4,508,384	5,133,355
7.44%, 07/01/2009	11,700,000	13,038,799

Total Agency Commercial Mortgage-Backed Securities (cost $120,872,176)		119,894,057

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 6.4%
Fixed-rate 6.4%
FHLMC:
Ser. 1935, Class FL, 3.14%, 02/15/2027	54,637	55,226
Ser. 2693, Class PD, 4.50%, 04/15/2017	8,218,000	8,215,531
Ser. 2752, Class PE, 5.00%, 02/15/2028	13,190,000	13,389,819
Ser. 2773, Class EB, 4.50%, 08/15/2013	11,940,000	12,130,964
Ser. 2780, Class LD, 5.00%, 03/15/2029	5,683,000	5,751,419
FNMA:
Ser. 2001-5, Class OD, 6.50%, 10/25/2031	9,536,159	10,041,400
Ser. 2001-51, Class QN, 6.00%, 10/25/2016	11,835,000	12,303,111
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	10,165,000	10,626,764
GNMA, Ser. 2004-30, Class PC, 5.00%, 11/20/2030	10,000,000	10,082,043

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $81,929,009)		82,596,277

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 4.9%
Fixed-rate 4.9%
FHLMC, 6.50%, 03/25/2043	10,316,335	10,852,247
FNMA:
4.50%, TBA #	16,555,000	16,503,266
5.00%, TBA #	23,060,000	22,879,855
6.50%, 07/01/2013	1,831,141	1,943,032
7.00%, 08/01/2032	3,068,062	3,253,331
7.50%, 07/01/2032	5,573,488	5,991,782
GNMA, 8.05%, 06/15/2019 - 10/15/2020	1,858,771	2,030,536

		63,454,049

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
Floating-rate 0.0%
FNMA, 3.19%, 06/01/2017	$14,828	$14,948

Total Agency Mortgage-Backed Pass Through Securities (cost $63,295,588)		63,468,997

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 1.7%
FHLMC, Ser. T-60, Class 1A-4C, 5.40%, 03/25/2044	10,610,000	10,830,770
FNMA, Ser. 2003-W19, Class 1-A5, 5.50%, 11/25/2033	10,690,000	10,895,284

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations
(cost $22,087,224)		21,726,054

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 6.0%
FHLMC, Ser. T-57, Class 1-A2, 7.00%, 07/25/2043	4,013,133	4,251,413
FNMA:
6.50%, 08/01/2017	3,021,131	3,205,159
Ser. 2001-T10, Class A1, 7.00%, 12/25/2041	2,842,675	2,998,408
Ser. 2002-26, Class A1, 7.00%, 01/25/2048	4,471,788	4,741,481
Ser. 2003-W2, Class 1A2, 7.00%, 07/25/2042	7,327,795	7,769,734
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2042	10,665,313	11,158,584
Ser. 2004-T2, Class 1A4, 7.50%, 11/25/2043	9,619,559	10,220,774
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	8,869,663	9,394,081
Ser. 2004-W12, Class 1A1, 6.00%, 07/25/2044	11,624,433	12,121,417
Ser. 2004-W15, Class 1A2, 6.50%, 08/25/2044 (h)	11,640,304	12,200,203

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $78,693,222)		78,061,254

ASSET-BACKED SECURITIES 3.4%
Bank One Issuance Trust, Ser. 2003-A1, Class A1, 2.52%,09/15/2010	13,000,000	13,046,704
E-Trade RV & Marine Trust, Class A1, 2.67%, 07/07/2009 (h)	12,700,000	12,696,190
FNMA, Ser. 2004-T9, Class A1, 2.49%, 04/25/2035 (h)	10,600,000	10,603,180
Residential Asset Mtge. Products, Inc.:
Ser. 2001-RZ4, Class A5, 5.83%, 11/25/2031	1,647,252	1,656,752
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	5,793,500	5,896,126

Total Asset-Backed Securities (cost $44,028,560)		43,898,952

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.8%
Fixed-rate 7.8%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%,04/14/2029	6,974,594	7,478,660
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2001-TOP2, Class A1, 6.08%, 02/15/2035	10,300,887	10,808,011
Ser. 2002, Class E, 7.08%, 10/15/2036 144A	5,000,000	5,619,676
Ser. 2003, Class A1, 3.43%, 05/11/2039	10,916,963	10,800,141
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A,Class A1, 2.96%,
03/10/2039	10,493,203	10,285,484
Credit Suisse First Boston Mtge.:
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	12,530,000	12,648,931
Ser. 2004-ZQ2, Class A2, 5.42%, 05/15/2036	6,825,000	7,127,780
GS Mortgage Securities Corp. II, Ser. 2003-C1, Class A1,2.90%, 01/10/2040	7,509,379	7,389,665

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
Fixed-rate continued
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	$ 4,179,871	$4,495,774
Ser. 2003-C5, Class A2, 3.48%, 07/15/2027	14,325,000	14,108,163
Morgan Stanley Capital I:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	372,157	372,292
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	8,320,000	8,901,609

Total Commercial Mortgage-Backed Securities (cost $100,823,468)		100,036,186

CORPORATE BONDS 36.2%
CONSUMER DISCRETIONARY 2.7%
Automobiles 0.5%
DaimlerChrysler Holdings Corp., 7.30%, 01/15/2012	1,240,000	1,409,678
General Motors Corp., 7.20%, 01/15/2011	4,800,000	4,929,048

		6,338,726

Hotels, Restaurants & Leisure 0.5%
McDonald's Corp., 5.95%, 01/15/2008	5,500,000	5,835,126

Media 1.3%
Comcast Cable Communications Corp., 6.75%, 01/30/2011	5,300,000	5,959,309
Time Warner, Inc., 6.875%, 05/01/2012	10,000,000	11,405,220

		17,364,529

Multi-line Retail 0.4%
May Department Stores Co., 7.45%, 09/15/2011	4,270,000	4,874,713

CONSUMER STAPLES 3.7%
Beverages 1.8%
Anheuser-Busch Companies, Inc., 5.625%, 10/01/2010	7,100,000	7,613,621
Bottling Group LLC, 5.00%, 11/15/2013	8,380,000	8,655,032
Coors Brewing Co., 6.375%, 05/15/2012	6,000,000	6,606,564

		22,875,217

Food & Staples Retailing 1.1%
Safeway, Inc., 4.80%, 07/16/2007	7,525,000	7,707,782
Wal-Mart Stores, Inc., 6.875%, 08/10/2009	5,750,000	6,463,052

		14,170,834

Food Products 0.8%
General Mills, Inc., 6.00%, 02/15/2012	10,000,000	10,867,180

FINANCIALS 22.2%
Capital Markets 5.4%
Alliance Capital Management LP, 5.625%, 08/15/2006	9,300,000	9,615,056
Bank of New York Co., Inc.:
4.14%, 08/02/2007	3,000,000	3,025,272
7.30%, 12/01/2009	5,000,000	5,693,125
Goldman Sachs & Co., Inc.:
3.875%, 01/15/2009	11,000,000	10,985,216
7.35%, 10/01/2009	790,000	899,525

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Capital Markets continued
Legg Mason, Inc., 6.75%, 07/02/2008	$ 9,950,000	$10,844,376
Lehman Brothers Holdings, Inc., 3.50%, 08/07/2008	12,000,000	11,867,796
Merrill Lynch & Co., Inc.:
3.125%, 07/15/2008	5,000,000	4,880,660
4.125%, 09/10/2009	5,000,000	5,001,855
Morgan Stanley:
3.625%, 04/01/2008	3,000,000	2,985,843
3.875%, 01/15/2009	4,000,000	3,981,436

		69,780,160

Commercial Banks 4.5%
Bank of America Corp., 4.375%, 12/01/2010	9,250,000	9,289,516
National City Bank, 6.20%, 12/15/2011	2,475,000	2,724,762
PNC Funding Corp.:
5.75%, 08/01/2006	8,000,000	8,299,472
6.125%, 02/15/2009	3,400,000	3,641,132
SunTrust Banks, Inc., 6.375%, 04/01/2011	10,720,000	11,892,982
Union Planters Bank, 6.50%, 03/15/2008	1,000,000	1,080,400
Vanderbilt Mortgage Finance, Inc., 7.60%, 06/07/2025	8,000,000	8,596,847
Wells Fargo & Co.:
6.25%, 04/15/2008	6,000,000	6,459,012
6.875%, 04/01/2006	6,050,000	6,309,793

		58,293,916

Consumer Finance 3.7%
American Express Co., 4.875%, 07/15/2013	8,000,000	8,135,632
Ford Motor Credit Co., 7.375%, 10/28/2009	7,620,000	8,227,786
FPL Group Capital, Inc., 3.25%, 04/11/2006	4,300,000	4,303,625
GMAC, 6.875%, 09/15/2011	5,865,000	6,018,417
Household Finance Corp.:
6.40%, 06/17/2008	12,290,000	13,269,709
6.50%, 11/15/2008	2,475,000	2,694,060
USAA Capital Corp., 5.59%, 12/20/2006 144A	4,350,000	4,535,654

		47,184,883

Diversified Financial Services 1.2%
Citigroup, Inc., 3.50%, 02/01/2008	3,160,000	3,148,179
Sprint Capital Corp., 7.625%, 01/30/2011	11,000,000	12,787,247

		15,935,426

Insurance 1.8%
American General Finance Corp. MTN, 3.875%, 10/01/2009	3,000,000	2,955,204
Genworth Financial, Inc., 4.75%, 06/15/2009	8,000,000	8,198,176
Nationwide Life Global Funding I, 5.35%, 02/15/2007 144A	2,175,000	2,253,106
Prudential Financial, Inc., 5.10%, 09/20/2014	9,375,000	9,437,822

		22,844,308

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate 2.5%
CarrAmerica Realty Corp., REIT:
3.625%, 04/01/2009	$ 8,500,000	$8,238,735
5.125%, 09/01/2011	4,500,000	4,539,186
Duke Realty LP, REIT:
3.35%, 01/15/2008	10,000,000	9,812,220
7.05%, 03/01/2006	2,500,000	2,577,385
EOP Operating LP, 7.00%, 07/15/2011	6,300,000	7,114,212
Simon Property Group, Inc., REIT, 6.875%, 10/27/2005	450,000	462,876

		32,744,614

Thrifts & Mortgage Finance 3.1%
American General Finance Corp.:
4.50%, 11/15/2007	9,545,000	9,731,290
5.91%, 06/12/2006	1,000,000	1,035,106
6.10%, 05/22/2006	5,955,000	6,179,795
Golden West Financial Corp., 4.125%, 08/15/2007	5,050,000	5,128,548
Washington Mutual, Inc.:
5.625%, 01/15/2007	3,925,000	4,089,477
6.875%, 06/15/2011	6,850,000	7,718,806
World Savings Bank, 4.125%, 12/15/2009	6,000,000	6,007,764

		39,890,786

INDUSTRIALS 2.3%
Aerospace & Defense 1.4%
Boeing Co., 6.875%, 11/01/2006	5,755,000	6,094,257
General Dynamics Corp., 4.50%, 08/15/2010	12,000,000	12,276,696

		18,370,953

Road & Rail 0.9%
Burlington Northern Santa Fe Corp., 5.90%, 07/01/2012	10,975,000	11,880,986

MATERIALS 1.1%
Chemicals 0.3%
Dow Chemical Co., 8.625%, 04/01/2006	3,000,000	3,180,927

Paper & Forest Products 0.8%
International Paper Co., 5.85%, 10/30/2012	10,150,000	10,832,060

TELECOMMUNICATION SERVICES 2.5%
Diversified Telecommunication Services 2.1%
BellSouth Corp., 6.00%, 10/15/2011	7,900,000	8,622,597
SBC Communications, Inc.:
5.875%, 02/01/2012	1,100,000	1,186,427
6.25%, 03/15/2011	8,500,000	9,338,074
Verizon, Inc., 5.875%, 01/17/2012	8,370,000	8,905,672

		28,052,770

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.4%
Cingular Wireless, 8.125%, 05/01/2012	$ 4,075,000	$4,933,065

UTILITIES 1.7%
Electric Utilities 1.4%
Progress Energy, Inc., 6.85%, 04/15/2012	9,625,000	10,760,153
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	6,490,000	6,668,034

		17,428,187

Gas Utilities 0.3%
Consolidated Natural Gas Co., 5.375%, 11/01/2006	4,300,000	4,443,293

Total Corporate Bonds (cost $453,547,347)		468,122,659

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.2%
FFCB, MTN, 5.75%, 09/01/2005	1,080,000	1,100,695
FHLB, 5.58%, 02/17/2009	1,000,000	1,071,384

Total U.S. Government & Agency Obligations (cost $2,031,869)		2,172,079

U.S. TREASURY OBLIGATIONS 11.0%
U.S. Treasury Bonds, 7.50%, 11/15/2016	67,710,000	86,549,834
U.S. Treasury Notes:
2.00%, 08/31/2005	26,500,000	26,404,785
2.75%, 07/31/2006	4,625,000	4,611,453
3.375%, 11/15/2008	6,665,000	6,649,124
5.00%, 08/15/2011	16,600,000	17,677,058

Total U.S. Treasury Obligations (cost $141,040,136)		141,892,254

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.1%
Fixed-rate 2.1%
Washington Mutual, Inc., Ser. 2004-AR14, Class A1, 4.28%, 01/25/2035 (h)	13,345,000	13,303,631
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-Z, Class A1, 4.61%,
12/25/2034 (h)	13,305,083	13,364,956

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $26,614,642)		26,668,587

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 2.9%
Fixed-rate 2.2%
DLJ Mtge. Acceptance Corp., Ser. 1991-3, Class A1, 3.54%, 02/20/2021	519,813	515,247
Fund America Investors Corp., Ser. 1993-A, Class A5, 4.04%, 06/25/2023	1,228,091	1,252,170
Perpetual Savings Bank, Ser. 1990-1, Class 1, 3.49%, 04/01/2020	2,407,902	2,432,113
Structured Asset Securities Corp., Ser. 2003-40A, Class 3A2, 4.51%,01/25/2034	10,818,646	10,861,292
Washington Mutual, Inc., Ser. 2004-AR13, Class A2A, 2.79%, 11/22/2044 (h)	13,132,515	13,132,515

		28,193,337

Floating-rate 0.7%
Washington Mutual, Inc., Ser. 2004-AR4, Class A6, 3.81%, 06/25/2034	9,875,000	9,726,522

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $37,799,682)		37,919,859

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

December 31, 2004 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS-CORPORATE 1.0%
TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
Vodafone Group plc, 7.75%, 02/15/2010 (cost $12,906,734)	$ 11,525,000	$ 13,388,639

	Shares	Value

SHORT-TERM INVESTMENTS 9.6%
MUTUAL FUND SHARES 9.6%
Evergreen Institutional Money Market Fund ø ## (cost $123,911,154)	123,911,154	123,911,154

Total Investments (cost $1,309,580,811) 102.5%		1,323,757,008
Other Assets and Liabilities (2.5%)		(31,732,090)

Net Assets 100.0%		$ 1,292,024,918

(h)	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
REIT	Real Estate Investment Trust
TBA	To Be Announced

The following table shows the percent of total bonds by maturity as of December 31, 2004:

Less than 1 year	8.0%
1 to 3 year(s)	29.0%
3 to 5 years	23.0%
5 to 10 years	34.0%
10 to 20 years	6.0%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody's and Standard & Poor's ratings as of
December 31, 2004:

AAA	62.0%
AA	2.0%
A	22.0%
BBB	14.0%

100.0%

See Notes to Financial Statements

18

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004 (unaudited)

Assets
Investments in securities, at value (cost $1,309,580,811)	$1,323,757,008
Receivable for securities sold	9,457,088
Receivable for Fund shares sold	1,027,367
Interest receivable	11,610,577
Prepaid expenses and other assets	64,189

Total assets	1,345,916,229

Liabilities
Dividends payable	3,097,661
Payable for securities purchased	49,007,960
Payable for Fund shares redeemed	1,323,984
Advisory fee payable	34,576
Due to other related parties	12,496
Accrued expenses and other liabilities	414,634

Total liabilities	53,891,311

Net assets	$1,292,024,918

Net assets represented by
Paid-in capital	$1,280,809,234
Overdistributed net investment income	(2,632,138)
Accumulated net realized losses on securities	(328,375)
Net unrealized gains on securities	14,176,197

Total net assets	$1,292,024,918

Net assets consists of
Class A	$87,660,008
Class B	11,843,272
Class C	25,225,282
Class I	1,150,476,245
Class IS	16,820,111

Total net assets	$1,292,024,918

Shares outstanding
Class A	14,305,696
Class B	1,932,736
Class C	4,116,659
Class I	187,749,046
Class IS	2,744,993

Net asset value per share
Class A	$6.13
Class A - Offering price (based on sales charge of 3.25%)	$6.34
Class B	$6.13
Class C	$6.13
Class I	$6.13
Class IS	$6.13

See Notes to Financial Statements

19

STATEMENT OF OPERATIONS

Six Months Ended December 31, 2004 (unaudited)

Investment income
Interest	$28,191,132

Expenses
Advisory fee	2,572,571
Distribution Plan expenses
Class A	132,063
Class B	65,000
Class C	141,052
Class IS	21,970
Administrative services fee	668,854
Transfer agent fees	288,017
Trustees' fees and expenses	9,492
Printing and postage expenses	28,632
Custodian and accounting fees	192,900
Registration and filing fees	70,373
Professional fees	18,003
Other	31,892

Total expenses	4,240,819
Less: Expense reductions	(3,775)
Expense reimbursements	(66,031)

Net expenses	4,171,013

Net investment income	24,020,119

Net realized and unrealized gains or losses on securities
Net realized gains on securities	6,898,687
Net change in unrealized gains or losses on securities	11,907,801

Net realized and unrealized gains or losses on securities	18,806,488

Net increase in net assets resulting from operations	$42,826,607

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2004		Year Ended
	(unaudited)		June 30, 2004

Operations
Net investment income		$24,020,119		$47,953,791
Net realized gains on securities		6,898,687		4,920,059
Net change in unrealized gains or
losses on securities		11,907,801		(58,525,641)

Net increase (decrease) in net assets
resulting from operations		42,826,607		(5,651,791)

Distributions to shareholders from
Net investment income
Class A		(1,666,112)		(3,527,681)
Class B		(191,214)		(527,707)
Class C		(415,262)		(1,091,828)
Class I		(23,451,929)		(46,587,908)
Class IS		(324,771)		(728,612)
Net realized gains
Class A		0		(127,138)
Class B		0		(24,526)
Class C		0		(50,528)
Class I		0		(1,610,757)
Class IS		0		(28,118)

Total distributions to shareholders		(26,049,288)		(54,304,803)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,348,313	8,283,880	4,044,247	24,862,768
Class B	129,151	794,877	396,112	2,432,519
Class C	138,195	858,026	862,086	5,317,566
Class I	23,011,334	141,439,805	57,369,387	353,671,299
Class IS	711,081	4,358,208	1,652,916	9,688,811

		155,734,796		395,972,963

Net asset value of shares issued in
reinvestment of distributions
Class A	230,639	1,413,692	489,896	3,013,810
Class B	21,861	133,988	65,108	400,605
Class C	45,935	281,527	127,688	785,641
Class I	942,647	5,778,012	1,987,142	12,223,958
Class IS	29,972	183,704	71,484	439,783

		7,790,923		16,863,797

Automatic conversion of Class B
shares to Class A shares
Class A	51,610	316,368	218,713	1,351,137
Class B	(51,610)	(316,368)	(218,713)	(1,351,137)

		0		0

Payment for shares redeemed
Class A	(1,339,844)	(8,200,379)	(5,580,733)	(34,417,513)
Class B	(426,151)	(2,610,205)	(1,338,620)	(8,241,199)
Class C	(1,079,595)	(6,613,582)	(2,284,308)	(14,058,755)
Class I	(26,409,650)	(161,844,917)	(50,757,191)	(312,578,763)
Class IS	(890,960)	(5,459,679)	(1,910,980)	(11,773,165)

		(184,728,762)		(381,069,395)

Net increase (decrease) in net assets
resulting from capital share
transactions		(21,203,043)		31,767,365

Total decrease in net assets		(4,425,724)		(28,189,229)
Net assets
Beginning of period		1,296,450,642		1,324,639,871

End of period		$1,292,024,918		$1,296,450,642

Overdistributed net investment income		$(2,632,138)		$(602,969)

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Short Intermediate Bond Fund (the "Fund") is a diversified series of Evergreen Select Fixed Income Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended December 31, 2004, EIMC reimbursed expenses relating to Class A shares in the amount of $66,031 which represents 0.15% of the average daily net assets of Class A shares (on an annualized basis). As of December 31, 2004, the Fund had $159,747 in advisory fee waivers subject to recoupment.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares, respectively.

For the six months ended December 31, 2004, EIS received $1,884 from the sale of Class A shares and $36,464 and $9,564 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended December 31, 2004:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 872,007,806	$ 202,420,421	$ 861,873,144	$ 206,199,767

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,310,815,539. The gross unrealized appreciation and depreciation on securities based on tax cost was $19,761,011 and $6,819,542, respectively, with a net unrealized appreciation of $12,941,469.

As of June 30, 2004, the Fund had $5,259,963 in capital loss carryovers for federal income tax purposes with $3,905,983 expiring in 2007 and $1,353,980 expiring in 2008.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended December 31, 2004, the Fund did not participate in the interfund lending program.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended December 31, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

From time to time, the Fund and EIMC are involved in various legal actions in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal action that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Small Company Growth Fund and prior to that, known as Evergreen Emerging Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager's account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC's ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA [2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro [3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce [4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

564986 rv2 2/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable at this time. Applicable for closed-end funds only.

Item 9 – Submission of Matters to a Vote of Security Holders

If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 3, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: March 3, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: March 3, 2005